As filed with the Securities and Exchange Commission on January 27, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-00582
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: August 31
Date of reporting period: November 30, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

NOVEMBER 30, 2014

Schedule of Investments All Cap Core Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.9%)

Auto Components (8.8%)
BorgWarner, Inc.	66,341	3,752
Delphi Automotive PLC	67,733	4,941
		8,693
Capital Markets (10.1%)
BlackRock, Inc.	12,797	4,595
Invesco Ltd.	134,024	5,409
		10,004
Electric Utilities (2.1%)
ITC Holdings Corp.	53,763	2,043

Health Care Equipment & Supplies (4.4%)
Cooper Cos., Inc.	26,095	4,407

Hotels, Restaurants & Leisure (2.8%)
Dunkin' Brands Group, Inc.	57,570	2,784

Independent Power and Renewable Electricity Producers (4.3%)
Calpine Corp. *	187,814	4,312

Internet & Catalog Retail (3.7%)
Amazon.com, Inc. *	10,815	3,662

Internet Software & Services (3.5%)
Google, Inc. Class C *	6,358	3,445

IT Services (4.3%)
Visa, Inc. Class A	16,442	4,245

Machinery (1.9%)
Nordson Corp.	24,751	1,934

Media (4.9%)
Tribune Media Co. Class A *	71,479	4,858

Oil, Gas & Consumable Fuels (14.9%)
Enbridge Energy Management LLC *	114,125	4,154
MarkWest Energy Partners LP	31,514	2,239
Pioneer Natural Resources Co.	14,641	2,097
QEP Resources, Inc.	127,532	2,607
Teekay Corp.	73,503	3,655
		14,752
Professional Services (11.5%)
IHS, Inc. Class A *	29,241	3,581
Nielsen NV	101,632	4,245
Verisk Analytics, Inc. Class A *	57,527	3,566
		11,392
Real Estate Investment Trusts (6.4%)
American Tower Corp.	60,085	6,310

Software (6.3%)
Activision Blizzard, Inc.	141,932	3,073
Intuit, Inc.	33,842	3,176
		6,249
Technology Hardware, Storage & Peripherals (2.1%)
SanDisk Corp.	20,655	2,137

Trading Companies & Distributors (2.9%)
United Rentals, Inc. *	25,101	2,844

Total Common Stocks (Cost $82,912)		94,071

Short-Term Investments (8.4%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $8,292)	8,291,501	8,292

Total Investments## (103.3%) (Cost $91,204)		102,363

Liabilities, less cash, receivables and other assets [(3.3%)]		(3,254)

Total Net Assets (100.0%)		$99,109

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.2%)

Brazil (8.3%)
AMBEV SA ADR	1,268,600	8,309
BB Seguridade Participacoes SA	473,600	6,199
BM&FBOVESPA SA	1,028,700	4,228
Brasil Insurance Participacoes E Administracao SA	556,400	1,180
CCR SA	701,600	4,828
Cielo SA	311,700	5,341
Itau Unibanco Holding SA, Preference Shares	439,500	6,614
Qualicorp SA *	442,000	4,791
Totvs SA	23,100	320
Vale SA ADR, Preference Shares	737,825	5,733
		47,543
Chile (0.4%)
SACI Falabella	304,875	2,188

China (24.0%)
AAC Technologies Holdings, Inc.	808,800	4,761
Agricultural Bank of China Ltd., H Shares	18,490,600	8,751
Alibaba Group Holding Ltd. ADR *	13,600	1,518
Baidu, Inc. ADR *	26,100	6,397
Bolina Holding Co. Ltd.	5,348,000	1,945
Changyou.com Ltd. ADR *	168,900	3,918
China Child Care Corp. Ltd.	7,623,300	1,474
China Everbright International Ltd.	7,598,200	11,659
China Medical System Holdings Ltd.	2,824,900	4,787
China Mengniu Dairy Co. Ltd.	1,425,140	5,807
China State Construction International Holdings Ltd.	3,879,400	5,863
China Vanke Co. Ltd., H Shares *	3,667,123	7,453
CNOOC Ltd.	4,397,000	6,430
Great Wall Motor Co. Ltd., H Shares	298,500	1,507
Haier Electronics Group Co. Ltd.	3,507,800	9,680
Hua Hong Semiconductor Ltd. *ñ	3,225,000	4,674
Industrial & Commercial Bank of China Ltd., H Shares	12,712,900	8,606
New Oriental Education & Technology Group, Inc. ADR *	188,100	4,161
PICC Property & Casualty Co. Ltd., H Shares	2,877,200	5,788
Sands China Ltd.	229,200	1,373
Sinopec Engineering Group Co. Ltd., H Shares	4,678,800	4,103
Sunny Optical Technology Group Co. Ltd.	4,865,000	8,595
Tencent Holdings Ltd.	946,100	15,128
Zhuzhou CSR Times Electric Co. Ltd., H Shares[f]	573,100	2,465
		136,843
Czech Republic (0.8%)
Komercni Banka A/S	20,555	4,571

India (11.7%)
Bank of Baroda	396,800	6,978
Cummins India Ltd.	627,695	8,739
Dabur India Ltd.	1,470,734	5,723
Glenmark Pharmaceuticals Ltd.	384,460	5,082
ITC Ltd.	631,400	3,690
Jubilant Foodworks Ltd. *	190,266	4,370
Mahindra & Mahindra Ltd.	194,885	4,164
Power Grid Corp. of India Ltd.	2,758,984	6,329
Prestige Estates Projects Ltd.	1,088,235	4,524
Tata Global Beverages Ltd.	1,762,230	4,578
Tata Motors Ltd. Class A	809,335	4,415
Yes Bank Ltd.	701,168	8,018
		66,610
Indonesia (4.1%)
PT AKR Corporindo Tbk	12,563,700	4,787
PT Gudang Garam Tbk	939,900	4,711
PT Link Net Tbk *	8,441,100	3,545
PT Matahari Department Store Tbk	3,506,600	4,310
PT Semen Indonesia (Persero) Tbk	4,445,000	5,828
		23,181
Korea (10.3%)
Coway Co. Ltd.	137,155	10,695
Hyundai Motor Co.	60,850	9,831
NCSoft Corp.	41,705	6,004
Samsung Electronics Co. Ltd.	17,598	20,442
Samsung Engineering Co. Ltd. *	97,948	4,332
SFA Engineering Corp.	111,837	5,022
Sung Kwang Bend Co. Ltd.	176,467	2,548
		58,874
Luxembourg (0.4%)
Tenaris SA ADR	65,700	2,164

Malaysia (2.6%)
Axiata Group Berhad	3,384,900	7,065
Malayan Banking Berhad	1,522,100	4,257
Top Glove Corp. Berhad	2,540,200	3,462
		14,784
Mexico (4.5%)
Arca Continental SAB de CV	777,500	4,979
Corp. Inmobiliaria Vesta SAB de CV	2,262,100	4,581
Fibra Uno Administracion SA de CV	1,521,400	5,094
Grupo Financiero Banorte SAB de CV, O Shares	948,300	5,372
Grupo Mexico SAB de CV Series B	1,691,400	5,547
		25,573
Nigeria (0.2%)
Afren PLC *	1,758,060	1,423

Peru (1.8%)
Credicorp Ltd.	61,300	10,155

Philippines (2.9%)
Ayala Corp.	348,390	5,384
International Container Terminal Services, Inc.	2,166,300	5,596
RFM Corp.	15,060,800	1,627
SM Investments Corp.	230,730	4,134
		16,741
Qatar (1.6%)
Industries Qatar QSC	178,343	9,330

Russia (3.7%)
Eurasia Drilling Co. Ltd. GDR	114,500	2,061
Magnit PJSC[f]	32,630	7,624
QIWI PLC ADR	144,900	4,034
Sberbank of Russia[f]	2,293,325	3,282
Yandex NV Class A *	168,200	4,191
		21,192
Singapore (0.9%)
Asian Pay Television Trust	7,570,202	5,082

South Africa (5.7%)
Alexander Forbes Group Holdings Ltd. *	7,353,641	6,504
Bidvest Group Ltd.	223,559	5,912
Life Healthcare Group Holdings Ltd.	1,660,380	6,264
MTN Group Ltd.	356,444	7,018
Sasol Ltd.	99,440	4,146
Shoprite Holdings Ltd.	188,840	2,889
		32,733
Taiwan, Province of China (6.0%)
China Steel Chemical Corp.	555,400	2,764
eMemory Technology, Inc.	396,700	4,499
Hermes Microvision, Inc.	135,440	6,433
MediaTek, Inc.	518,100	7,785
Taiwan Semiconductor Manufacturing Co. Ltd.	2,736,739	12,513
		33,994
Thailand (1.3%)
Bangkok Dusit Medical Services PCL[f]	5,098,300	2,873
CP ALL PCL [f]	3,215,700	4,309
		7,182
Turkey (2.2%)
Arcelik A/S	703,745	4,502
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	3,935,980	5,001
Turkiye Garanti Bankasi A/S	659,110	2,901
		12,404
United Arab Emirates (0.8%)
Dragon Oil PLC	604,340	4,731

United Kingdom (2.0%)
Hikma Pharmaceuticals PLC	150,245	4,608
SABMiller PLC	121,905	6,719
		11,327
Total Common Stocks (Cost $514,416)		548,625

Short-Term Investments (3.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $21,403)	21,403,360	21,403

Total Investments## (99.9%) (Cost $535,819)		570,028

Cash, receivables and other assets, less liabilities (0.1%)		518

Total Net Assets (100.0%)		$570,546

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$69,505	12.2%
Semiconductors & Semiconductor Equipment	35,904	6.3%
Internet Software & Services	27,234	4.8%
Household Durables	24,877	4.4%
Technology Hardware, Storage & Peripherals	20,442	3.6%
Beverages	20,007	3.5%
Automobiles	19,917	3.5%
Industrial Conglomerates	19,376	3.4%
Electronic Equipment, Instruments & Components	18,378	3.2%
Oil, Gas & Consumable Fuels	16,730	2.9%
Real Estate Management & Development	16,558	2.9%
Diversified Financial Services	16,116	2.8%
Food & Staples Retailing	14,822	2.6%
Pharmaceuticals	14,477	2.6%
Construction & Engineering	14,298	2.5%
Wireless Telecommunication Services	14,083	2.5%
Health Care Providers & Services	13,928	2.5%
Insurance	13,167	2.3%
Food Products	12,012	2.1%
Commercial Services & Supplies	11,659	2.1%
Metals & Mining	11,280	2.0%
Transportation Infrastructure	10,424	1.8%
Software	10,242	1.8%
Real Estate Investment Trusts	10,095	1.8%
IT Services	9,375	1.6%
Machinery	8,739	1.5%
Tobacco	8,401	1.5%
Personal Products	7,197	1.3%
Multiline Retail	6,498	1.1%
Electric Utilities	6,329	1.1%
Construction Materials	5,828	1.0%
Hotels, Restaurants & Leisure	5,743	1.0%
Media	5,082	0.9%
Trading Companies & Distributors	4,787	0.8%
Building Products	4,493	0.8%
Energy Equipment & Services	4,225	0.7%
Diversified Consumer Services	4,161	0.7%
Diversified Telecommunication Services	3,545	0.6%
Health Care Equipment & Supplies	3,462	0.6%
Chemicals	2,764	0.5%
Electrical Equipment	2,465	0.4%
Short-Term Investments and Other Assets-Net	21,921	3.8%
	$570,546	100.0%

NOVEMBER 30, 2014

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.5%)

Aerospace & Defense (2.5%)
General Dynamics Corp.	242,300	35,221
Honeywell International, Inc. @	275,000	27,244
		62,465
Banks (7.9%)
JPMorgan Chase & Co.	800,000	48,128
M&T Bank Corp. @	314,000	39,571
PNC Financial Services Group, Inc.	545,000	47,671
Wells Fargo & Co.	1,165,000	63,469
		198,839
Capital Markets (4.1%)
BlackRock, Inc. @	52,000	18,672
Blackstone Group LP	905,840	30,363
FS Investment Corp.	1,180,000	12,284
KKR & Co. LP	1,867,000	41,597
		102,916
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	634,000	45,268

Communications Equipment (0.6%)
Cisco Systems, Inc.	500,000	13,820

Diversified Financial Services (1.7%)
CME Group, Inc. @	514,000	43,505

Diversified Telecommunication Services (1.9%)
Singapore Telecommunications Ltd.	7,700,000	23,041
Verizon Communications, Inc.	483,000	24,435
		47,476
Electric Utilities (4.9%)
Edison International	293,000	18,623
Great Plains Energy, Inc.	470,000	12,300
NextEra Energy, Inc.	660,000	68,898
OGE Energy Corp.	651,000	23,234
		123,055
Gas Utilities (0.5%)
Infraestructura Energetica Nova SAB de CV	2,151,900	12,622

Household Products (1.4%)
Kimberly-Clark Corp.	310,000	36,143

Independent Power and Renewable Electricity Producers (0.7%)
NextEra Energy Partners LP	46,400	1,754
TerraForm Power, Inc. Class A	470,800	15,607
		17,361
Industrial Conglomerates (2.9%)
3M Co. @	95,000	15,209
Koninklijke Philips NV	1,856,000	56,015
		71,224
Insurance (1.0%)
MetLife, Inc.	453,000	25,191

Leisure Products (2.2%)
Hasbro, Inc. @	920,000	54,464

Media (1.0%)
Lagardere SCA	867,000	24,597

Metals & Mining (1.0%)
BHP Billiton Ltd. ADR	463,000	23,905

Multi-Utilities (11.8%)
Alliant Energy Corp.	475,000	29,863
Ameren Corp.	1,099,000	47,378
CenterPoint Energy, Inc.	1,492,000	35,719
Dominion Resources, Inc.	795,000	57,677
DTE Energy Co.	465,000	37,879
NiSource, Inc.	825,000	34,518
Sempra Energy	285,200	31,865
Wisconsin Energy Corp.	400,000	19,760
		294,659
Oil, Gas & Consumable Fuels (9.9%)
Cenovus Energy, Inc.	1,183,000	26,144
Chevron Corp.	287,200	31,268
ConocoPhillips	354,000	23,389
Enbridge, Inc.	941,700	43,299
Exxon Mobil Corp.	260,000	23,540
Golar LNG Ltd.	590,200	24,505
ONEOK, Inc.	650,000	35,204
Spectra Energy Corp.	1,082,500	41,005
		248,354
Pharmaceuticals (10.5%)
Bristol-Myers Squibb Co. @	475,100	28,055
Eli Lilly & Co. @	815,000	55,518
GlaxoSmithKline PLC ADR	260,000	12,077
Johnson & Johnson	520,000	56,290
Novartis AG ADR	630,000	60,889
Roche Holding AG ADR	1,366,000	51,170
		263,999
Real Estate Investment Trusts (21.5%)
AvalonBay Communities, Inc.	86,000	13,828
Blackstone Mortgage Trust, Inc. Class A	1,096,000	31,302
CapitaCommercial Trust	5,560,900	7,190
Equity Residential	800,000	56,672
Extra Space Storage, Inc.	700,000	41,489
Fibra Uno Administracion SA de CV	7,163,000	23,983
Goodman Group	553,272	2,567
Host Hotels & Resorts, Inc.	1,317,000	30,607
Keppel REIT	12,422,000	11,819
Mapletree Logistics Trust	12,280,000	11,118
Outfront Media, Inc.	200,000	5,412
Parkway Life Real Estate Investment Trust	5,973,000	10,770
PLA Administradora Industrial S de RL de CV *	6,000,000	12,906
Prologis, Inc.	1,411,000	59,657
Public Storage	75,000	14,072
Realty Income Corp.	849,000	39,445
Simon Property Group, Inc. @	239,000	43,211
Starwood Property Trust, Inc.	2,063,000	49,636
Ventas, Inc.	535,800	38,336
Weyerhaeuser Co.	1,000,000	35,310
		539,330
Road & Rail (1.2%)
Norfolk Southern Corp. @	275,000	30,701

Software (2.3%)
Microsoft Corp. @	1,180,000	56,416

Specialty Retail (1.2%)
Home Depot, Inc. @	305,000	30,317

Total Common Stocks (Cost $1,986,927)		2,366,627

	Principal Amount($)
Convertible Bonds (3.0%)
Emulex Corp., Senior Unsecured Notes, 1.75%, due 11/15/18	2,100,000	1,877
Euronet Worldwide, Inc., Senior Unsecured Notes, 1.50%, due 10/1/44 ñ	3,800,000	3,976
Live Nation Entertainment, Inc., Senior Unsecured Notes, 2.50%, due 5/15/19 ñ	3,260,000	3,484
Priceline Group Inc., Senior Unsecured Notes, 0.90%, due 9/15/21 ñ	9,550,000	9,096
RTI International Metals, Inc., Senior Unsecured Notes, 1.63%, due 10/15/19	9,600,000	9,114
SINA Corp., Senior Unsecured Notes, 1.00%, due 12/1/18 ñ	25,100,000	23,343
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	10,000,000	9,994
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	13,965,000	13,756

Total Convertible Bonds (Cost $73,413)		74,640

	Number of Shares	Value† ($000's)z
Short-Term Investments (1.9%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $48,435)	48,435,141	48,435

Total Investments## (99.4%) (Cost $2,108,775)		2,489,702

Cash, receivables and other assets, less liabilities‡‡ (0.6%)		14,335

Total Net Assets (100.0%)		$2,504,037

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (97.8%)

Airlines (3.6%)
Delta Air Lines, Inc.	650,000	30,335

Automobiles (0.9%)
General Motors Co.	225,000	7,522

Banks (7.2%)
JPMorgan Chase & Co.	665,000	40,007
PNC Financial Services Group, Inc.	243,000	21,255
		61,262
Capital Markets (4.3%)
Invesco Ltd.	910,000	36,728

Chemicals (2.2%)
RPM International, Inc.	386,500	18,436

Communications Equipment (4.1%)
Cisco Systems, Inc.	1,265,000	34,965

Diversified Consumer Services (2.2%)
Service Corp. International	820,000	18,532

Diversified Financial Services (3.2%)
Intercontinental Exchange, Inc.	122,500	27,684

Electrical Equipment (3.5%)
Eaton Corp. PLC	445,000	30,184

Electronic Equipment, Instruments & Components (2.2%)
CDW Corp.	435,000	15,260
Corning, Inc.	170,000	3,573
		18,833
Food Products (3.0%)
Mondelez International, Inc. Class A	645,000	25,284

Health Care Providers & Services (2.0%)
HCA Holdings, Inc. *	250,000	17,422

Hotels, Restaurants & Leisure (2.0%)
Starwood Hotels & Resorts Worldwide, Inc.	214,000	16,906

Household Durables (2.7%)
Newell Rubbermaid, Inc.	643,000	23,347

Household Products (2.0%)
Energizer Holdings, Inc.	133,000	17,293

Internet Software & Services (6.0%)
eBay, Inc. *	550,000	30,184
Google, Inc. Class A *	19,000	10,432
Google, Inc. Class C *	19,000	10,295
		50,911
Machinery (2.8%)
Stanley Black & Decker, Inc.	251,000	23,704

Media (7.0%)
Comcast Corp. Class A Special	590,000	33,518
Time Warner, Inc.	305,000	25,961
		59,479
Metals & Mining (0.6%)
BHP Billiton PLC ADR	100,000	4,725

Multi-Utilities (3.3%)
NiSource, Inc.	680,000	28,451

Oil, Gas & Consumable Fuels (7.5%)
Antero Resources Corp. *	506,100	23,746
Apache Corp.	222,000	14,228
Pioneer Natural Resources Co.	94,000	13,463
Valero Energy Corp.	265,000	12,882
		64,319
Paper & Forest Products (1.3%)
International Paper Co.	207,000	11,141

Personal Products (2.0%)
Estee Lauder Cos., Inc. Class A	230,000	17,052

Pharmaceuticals (8.8%)
Eli Lilly & Co.	584,000	39,782
Teva Pharmaceutical Industries Ltd. ADR	625,000	35,613
		75,395
Real Estate Management & Development (1.0%)
Brookfield Property Partners LP	350,000	8,271

Semiconductors & Semiconductor Equipment (1.7%)
Freescale Semiconductor Ltd. *	660,000	14,315

Software (2.0%)
Activision Blizzard, Inc.	770,000	16,671

Specialty Retail (3.2%)
Bed Bath & Beyond, Inc. *	375,000	27,514

Technology Hardware, Storage & Peripherals (3.3%)
SanDisk Corp.	270,000	27,934

Textiles, Apparel & Luxury Goods (2.2%)
Ralph Lauren Corp.	101,000	18,675

Total Common Stocks (Cost $680,781)
		833,290
Short-Term Investments (2.1%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $17,599)	17,598,654	17,599

Total Investments## (99.9%) (Cost $698,380)		850,889

Cash, receivables and other assets, less liabilities (0.1%)		1,118

Total Net Assets (100.0%)		$852,007

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Genesis Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.8%)

Air Freight & Logistics (0.7%)
Forward Air Corp. ^	1,797,900	88,025

Airlines (0.1%)
Allegiant Travel Co.	112,200	15,737

Auto Components (0.3%)
Gentex Corp.	1,277,549	45,430

Banks (7.6%)
Bank of Hawaii Corp. ^	2,301,712	132,648
Bank of the Ozarks, Inc.	2,667,200	96,553
BankUnited, Inc.	2,490,430	75,211
BOK Financial Corp.	1,520,576	98,001
Community Bank System, Inc.	1,165,023	43,094
Cullen/Frost Bankers, Inc.	1,816,125	135,592
CVB Financial Corp.	3,715,472	56,364
First Financial Bankshares, Inc. ^	3,489,436	105,276
FNB Corp.	4,140,246	52,126
PacWest Bancorp	2,213,351	102,921
ViewPoint Financial Group, Inc. ^	2,285,468	54,485
Westamerica Bancorporation	1,265,603	61,508
		1,013,779
Beverages (1.0%)
Boston Beer Co., Inc. Class A *	493,619	129,807

Building Products (0.8%)
AAON, Inc.	1,435,281	29,739
AO Smith Corp.	1,399,948	75,499
		105,238
Chemicals (4.6%)
Balchem Corp. ^	1,677,335	109,027
Hawkins, Inc.	151,273	5,966
Innophos Holdings, Inc. ^	1,503,742	81,322
NewMarket Corp.	180,612	71,111
Quaker Chemical Corp.	15,400	1,254
RPM International, Inc.	2,001,844	95,488
Sensient Technologies Corp. ^	3,823,445	225,392
Stepan Co.	495,596	20,518
		610,078
Commercial Services & Supplies (3.7%)
Healthcare Services Group, Inc. ^	4,478,781	135,080
Rollins, Inc.	5,068,020	164,863
Team, Inc. *	815,506	33,118
UniFirst Corp.	455,350	50,812
United Stationers, Inc. ^	2,674,341	109,808
		493,681
Communications Equipment (0.7%)
NETGEAR, Inc. ^*	2,838,900	98,567

Construction & Engineering (0.2%)
Primoris Services Corp.	869,500	22,737

Construction Materials (0.5%)
Eagle Materials, Inc.	732,600	60,359

Containers & Packaging (2.5%)
AptarGroup, Inc. ^	3,804,500	248,244
Silgan Holdings, Inc.	1,670,483	84,292
		332,536
Distributors (1.4%)
Pool Corp. ^	3,089,398	183,541

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	569,049	37,313

Electrical Equipment (0.5%)
Franklin Electric Co., Inc.	1,280,072	48,079
Thermon Group Holdings, Inc. *	725,331	17,546
		65,625
Electronic Equipment, Instruments & Components (4.4%)
Badger Meter, Inc.	699,701	38,546
Cognex Corp. *	546,000	22,228
Coherent, Inc. *	244,100	13,513
FARO Technologies, Inc. *	450,300	24,735
FEI Co.	1,844,442	157,958
Littelfuse, Inc.	742,553	71,382
MTS Systems Corp.	244,387	16,210
Rogers Corp. ^*	1,006,051	71,249
Zebra Technologies Corp. Class A *	2,296,524	167,991
		583,812
Energy Equipment & Services (3.2%)
Canadian Energy Services & Technology Corp.	1,787,600	10,719
CARBO Ceramics, Inc. ^	1,310,357	49,846
Matrix Service Co. *	762,100	16,096
Natural Gas Services Group, Inc. ^*	686,700	15,904
Oceaneering International, Inc.	2,573,528	161,386
Pason Systems, Inc. ^	4,632,257	102,002
ShawCor Ltd.	1,580,900	65,093
		421,046
Food & Staples Retailing (0.2%)
North West Co., Inc.	1,203,700	25,693

Food Products (2.3%)
B&G Foods, Inc.	1,929,800	55,231
Flowers Foods, Inc.	3,324,900	64,836
J & J Snack Foods Corp. ^	959,546	100,800
Lancaster Colony Corp.	883,856	82,994
		303,861
Gas Utilities (0.1%)
South Jersey Industries, Inc.	253,348	14,461

Health Care Equipment & Supplies (6.5%)
Abaxis, Inc. ^	1,277,100	73,305
Cyberonics, Inc. *	755,695	40,241
Haemonetics Corp. ^*	4,025,100	148,647
IDEXX Laboratories, Inc. *	1,228,262	183,441
Meridian Bioscience, Inc. ^	2,444,497	40,212
Sirona Dental Systems, Inc. *	1,876,326	162,096
West Pharmaceutical Services, Inc. ^	4,292,758	223,266
		871,208
Health Care Providers & Services (3.9%)
AmSurg Corp. *	1,273,750	65,687
Chemed Corp.	625,800	68,907
Henry Schein, Inc. *	1,354,640	185,857
MWI Veterinary Supply, Inc. ^*	1,203,005	196,595
		517,046
Hotels, Restaurants & Leisure (3.7%)
Brinker International, Inc.	2,613,500	147,218
Cheesecake Factory, Inc.	1,409,700	68,272
Cracker Barrel Old Country Store, Inc.	798,327	102,194
Papa John's International, Inc.	1,662,145	87,728
Texas Roadhouse, Inc.	2,555,800	84,495
		489,907
Household Products (2.3%)
Church & Dwight Co., Inc.	4,087,356	313,541

Industrial Conglomerates (0.5%)
Raven Industries, Inc. ^	2,969,552	66,815

Insurance (1.2%)
RLI Corp. ^	2,426,014	111,427
Safety Insurance Group, Inc. ^	914,549	54,434
		165,861
Internet Software & Services (0.4%)
j2 Global, Inc.	899,601	50,863

IT Services (1.3%)
Jack Henry & Associates, Inc.	1,784,303	109,663
Sapient Corp. *	2,687,127	66,372
		176,035
Leisure Products (1.9%)
Polaris Industries, Inc.	1,595,720	250,065

Life Sciences Tools & Services (2.6%)
Bio-Techne Corp.	563,300	51,604
ICON PLC ^*	3,952,300	219,511
PAREXEL International Corp. *	1,402,455	82,057
		353,172
Machinery (11.2%)
Chart Industries, Inc. *	317,300	12,600
CIRCOR International, Inc.	528,100	35,356
CLARCOR, Inc. ^	3,337,988	219,940
Donaldson Co., Inc.	2,406,800	93,865
Graco, Inc.	727,717	58,290
Lincoln Electric Holdings, Inc.	531,182	38,267
Lindsay Corp. ^	838,950	73,769
Middleby Corp. *	1,446,918	138,383
Nordson Corp.	1,940,508	151,651
RBC Bearings, Inc.	635,740	40,420
Tennant Co. ^	946,502	63,842
Toro Co.	1,575,988	103,511
Valmont Industries, Inc.	886,104	119,819
Wabtec Corp.	3,850,100	340,695
		1,490,408
Media (1.6%)
Gray Television, Inc. *	139,300	1,447
LIN Media LLC Class A *	1,440,030	34,748
Media General, Inc. *	2,501,309	38,295
Nexstar Broadcasting Group, Inc. Class A ^	2,719,621	139,544
		214,034
Metals & Mining (1.9%)
Alamos Gold, Inc.	5,599,000	38,409
Compass Minerals International, Inc. ^	2,473,873	215,351
		253,760
Multi-Utilities (0.3%)
NorthWestern Corp.	819,700	43,633

Oil, Gas & Consumable Fuels (1.6%)
Evolution Petroleum Corp.	1,038,150	8,160
Gulfport Energy Corp. *	2,140,400	102,161
Kodiak Oil & Gas Corp. *	1,773,637	13,001
Laredo Petroleum, Inc. *	1,638,200	17,119
Oasis Petroleum, Inc. *	1,565,980	28,783
Painted Pony Petroleum Ltd. *	2,524,750	21,318
Synergy Resources Corp. *	2,731,151	26,792
		217,334
Paper & Forest Products (0.6%)
Stella-Jones, Inc.	2,821,000	86,364

Professional Services (0.6%)
Exponent, Inc. ^	1,119,335	85,137

Real Estate Management & Development (1.2%)
Altisource Asset Management Corp. ^*	154,917	76,684
Altisource Portfolio Solutions SA ^*	1,710,870	89,444
		166,128
Road & Rail (0.2%)
Genesee & Wyoming, Inc. Class A *	236,400	23,307

Semiconductors & Semiconductor Equipment (1.0%)
Power Integrations, Inc. ^	2,633,700	132,106

Software (9.3%)
Advent Software, Inc.	2,376,938	74,945
Computer Modelling Group Ltd. ^	5,983,100	65,336
Constellation Software, Inc.	664,942	192,667
Descartes Systems Group, Inc. *	2,452,550	36,911
Enghouse Systems Ltd.	1,249,300	43,336
FactSet Research Systems, Inc.	715,700	98,094
Fair Isaac Corp.	638,258	45,814
Manhattan Associates, Inc. ^*	5,176,628	204,787
Monotype Imaging Holdings, Inc. ^	3,148,206	87,016
NetScout Systems, Inc. *	1,764,684	67,323
Solera Holdings, Inc.	2,636,953	138,888
Tyler Technologies, Inc. ^*	1,652,732	179,454
		1,234,571
Specialty Retail (2.8%)
Hibbett Sports, Inc. ^*	1,814,669	91,042
Sally Beauty Holdings, Inc. *	3,937,993	124,637
Tractor Supply Co.	2,106,482	162,052
		377,731
Technology Hardware, Storage & Peripherals (0.5%)
Electronics For Imaging, Inc. *	1,620,000	72,009

Textiles, Apparel & Luxury Goods (0.5%)
Wolverine World Wide, Inc.	2,312,770	70,563

Thrifts & Mortgage Finance (1.1%)
Home Loan Servicing Solutions Ltd. ^	5,315,000	103,855
Ocwen Financial Corp. *	1,714,029	39,320
		143,175
Trading Companies & Distributors (2.0%)
Applied Industrial Technologies, Inc. ^	2,311,144	108,369
Beacon Roofing Supply, Inc. *	1,166,287	31,583
MSC Industrial Direct Co., Inc. Class A	642,100	49,872
Watsco, Inc.	725,404	73,628
		263,452

Total Common Stocks (Cost $6,971,002)		12,779,551

Short-Term Investments (3.5%)
State Street Institutional Treasury Money Market Fund Premier Class	233,965,859	233,966
State Street Institutional Treasury Plus Fund Premier Class*	231,698,699	231,699

Total Short-Term Investments (Cost $465,665)		465,665

Total Investments## (99.3%) (Cost $7,436,667)		13,245,216

Cash, receivables and other assets, less liabilities (0.7%)		87,232

Total Net Assets (100.0%)		$13,332,448

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.6%)

Australia (0.4%)
Insurance Australia Group Ltd.	3,050	17

Brazil (0.7%)
SLC Agricola SA	4,800	28

Canada (3.6%)
Alimentation Couche-Tard, Inc. Class B	1,680	60
ShawCor Ltd.	1,100	45
Suncor Energy, Inc.	1,300	41
		146
China (1.5%)
PICC Property & Casualty Co. Ltd., H Shares	30,100	61

France (4.7%)
BNP Paribas SA	640	41
Rexel SA	2,290	42
Sanofi	535	52
Sodexo SA	535	54
		189
Germany (4.6%)
Continental AG	245	51
Henkel AG & Co. KGaA	475	53
Linde AG	222	42
Volkswagen AG, Preference Shares	160	37
		183
Hong Kong (1.4%)
Haier Electronics Group Co. Ltd.	20,800	57

Israel (2.8%)
Bezeq Israeli Telecommunication Corp. Ltd.	25,625	45
Check Point Software Technologies Ltd. *	890	69
		114
Japan (4.7%)
FANUC Corp.	300	51
SOFTBANK Corp.	600	40
SUGI HOLDINGS Co. Ltd.	900	38
TOYOTA MOTOR Corp.	950	58
		187
Korea (1.2%)
Samsung Electronics Co. Ltd.	43	50

Netherlands (2.9%)
ASML Holding NV	700	74
Sensata Technologies Holding NV *	885	44
		118
Norway (1.1%)
DNB ASA	2,625	43

Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares	3,110	39

Switzerland (8.8%)
Cie Financiere Richemont SA	220	21
Givaudan SA *	38	68
Julius Baer Group Ltd. *	1,235	56
Roche Holding AG	201	60
SGS SA	26	56
Sika AG	11	42
Sonova Holding AG	350	53
		356
United Kingdom (10.1%)
Aon PLC	535	49
Barclays PLC	10,155	39
Howden Joinery Group PLC	6,960	43
Prudential PLC	2,495	60
SABMiller PLC	890	50
Spectris PLC	200	6
St. James's Place PLC	3,925	49
TalkTalk Telecom Group PLC	11,980	58
Travis Perkins PLC	1,800	51
		405
United States (46.1%)
Actuant Corp. Class A	1,450	43
Amazon.com, Inc. *	110	37
American Tower Corp.	445	47
Apple, Inc.	923	110
BlackRock, Inc.	163	59
BorgWarner, Inc.	680	38
Cabot Oil & Gas Corp.	600	20
Cardinal Health, Inc.	905	74
Covidien PLC	545	55
CVS Health Corp.	705	64
eBay, Inc. *	755	41
EOG Resources, Inc.	484	42
Estee Lauder Cos., Inc. Class A	600	44
First Republic Bank	1,100	57
Google, Inc. Class A *	60	33
Google, Inc. Class C *	60	33
Graco, Inc.	650	52
Henry Schein, Inc. *	430	59
Intercontinental Exchange, Inc.	250	57
JPMorgan Chase & Co.	1,005	60
Motorola Solutions, Inc.	780	51
Nielsen NV	1,090	46
Nordstrom, Inc.	635	48
Pall Corp.	690	66
Pioneer Natural Resources Co.	235	34
Range Resources Corp.	605	40
RPM International, Inc.	1,400	67
SanDisk Corp.	1,145	118
Schlumberger Ltd.	515	44
Sealed Air Corp.	1,695	67
Sirona Dental Systems, Inc. *	610	53
Teradata Corp. *	800	36
Visa, Inc. Class A	170	44
Wabtec Corp.	730	65
Waste Connections, Inc.	1,100	52
		1,856
Total Common Stocks (Cost $3,477)		3,849

Short-Term Investments (4.7%)

State Street Institutional Treasury Money Market Fund Premier Class (Cost $188)	188,366	188

Total Investments## (100.3%) (Cost $3,665)		4,037

Liabilities, less cash, receivables and other assets [(0.3%)]		(11)

Total Net Assets (100.0%)		$4,026

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Technology Hardware, Storage & Peripherals	$278	6.9%
Machinery	277	6.9%
Banks	240	6.0%
Insurance	236	5.9%
Chemicals	219	5.4%
Oil, Gas & Consumable Fuels	177	4.4%
Food & Staples Retailing	162	4.0%
Health Care Equipment & Supplies	161	4.0%
Health Care Providers & Services	133	3.3%
Capital Markets	115	2.9%
Pharmaceuticals	112	2.8%
Internet Software & Services	107	2.7%
Diversified Telecommunication Services	103	2.6%
Professional Services	102	2.5%
Automobiles	95	2.4%
Trading Companies & Distributors	93	2.3%
Communications Equipment	90	2.2%
Auto Components	89	2.2%
Energy Equipment & Services	89	2.2%
IT Services	80	2.0%
Semiconductors & Semiconductor Equipment	74	1.8%
Software	69	1.7%
Containers & Packaging	67	1.7%
Diversified Financial Services	57	1.4%
Household Durables	57	1.4%
Hotels, Restaurants & Leisure	54	1.3%
Household Products	53	1.3%
Commercial Services & Supplies	52	1.3%
Beverages	50	1.2%
Multiline Retail	48	1.2%
Real Estate Investment Trusts	47	1.2%
Electrical Equipment	44	1.1%
Personal Products	44	1.1%
Specialty Retail	43	1.1%
Wireless Telecommunication Services	40	1.0%
Internet & Catalog Retail	37	0.9%
Food Products	28	0.7%
Textiles, Apparel & Luxury Goods	21	0.5%
Electronic Equipment, Instruments & Components	6	0.1%
Short-Term Investments and Other Assets-Net	177	4.4%
	$4,026	100.0%

NOVEMBER 30, 2014

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (92.3%)

Brazil (2.1%)
Via Varejo SA *	193,800	1,712

Canada (2.0%)
Cenovus Energy, Inc.	40,800	902
Franco-Nevada Corp.	15,100	760
		1,662
China (1.4%)
Bitauto Holdings Ltd. ADR *	12,600	1,161

France (2.5%)
Accor SA	26,900	1,270
Lagardere SCA	28,000	794
		2,064
Hong Kong (2.1%)
Belle International Holdings Ltd.	1,501,000	1,707

Indonesia (1.0%)
Kalbe Farma Tbk PT	5,748,100	824

Israel (3.7%)
Check Point Software Technologies Ltd. *	39,500	3,054

Japan (3.7%)
Isetan Mitsukoshi Holdings Ltd.	59,900	787
LAWSON, Inc.	20,000	1,234
TOYOTA MOTOR Corp.	16,700	1,029
		3,050
Korea (1.8%)
Samsung Electronics Co. Ltd. GDR ñ	2,655	1,529

Mexico (1.5%)
Concentradora Hipotecaria SAPI de CV *	212,100	379
Grupo Aeroportuario del Sureste SAB de CV Class B	63,300	841
		1,220
Netherlands (4.1%)
Akzo Nobel NV	20,300	1,403
Koninklijke Philips NV	65,500	1,977
		3,380
Norway (1.4%)
Golar LNG Ltd.	28,900	1,200

Spain (3.2%)
Mediaset Espana Comunicacion SA *	217,000	2,667

Sweden (0.7%)
Atlas Copco AB, A Shares	21,500	620

Switzerland (5.0%)
Novartis AG ADR	20,900	2,020
Roche Holding AG ADR	56,800	2,128
		4,148
United Kingdom (6.7%)
Aberdeen Asset Management PLC	292,000	2,055
Aon PLC	22,650	2,095
GlaxoSmithKline PLC	59,000	1,370
		5,520
United States (49.4%)
Antero Resources Corp. *	24,500	1,150
Bed Bath & Beyond, Inc. *	13,100	961
BlackRock, Inc.	6,600	2,370
Blackstone Group LP	65,000	2,179
Civeo Corp.	38,300	361
CME Group, Inc.	12,000	1,016
Deere & Co.	18,000	1,559
Eli Lilly & Co.	19,400	1,322
Express Scripts Holding Co. *	29,900	2,486
Franklin Resources, Inc.	24,300	1,382
General Dynamics Corp.	9,000	1,308
Google, Inc. Class A *	2,775	1,524
Google, Inc. Class C *	2,775	1,504
Halliburton Co.	41,600	1,755
Honeywell International, Inc.	22,900	2,269
Invesco Ltd.	48,600	1,961
KKR & Co. LP	96,400	2,148
MetLife, Inc.	23,600	1,312
Navistar International Corp. *	44,900	1,607
NVIDIA Corp.	61,900	1,298
Pioneer Natural Resources Co.	2,400	344
Range Resources Corp.	18,500	1,215
SanDisk Corp.	35,000	3,621
Southern Copper Corp.	41,700	1,249
Targa Resources Corp.	8,300	947
TRI Pointe Homes, Inc. *	63,000	961
Valmont Industries, Inc.	8,700	1,176
		40,985
Total Common Stocks (Cost $65,484)		76,503

Exchange Traded Funds (2.2%)

United States (2.2%)
WisdomTree India Earnings Fund (Cost $1,775)	80,000	1,860

	Principal Amount ($)
Convertible Bonds (1.0%)

China (1.0%)
Home Inns & Hotels Management, Inc., Senior Unsecured Notes, 2.00%, due 12/15/15 (Cost $792)	800,000	787

	Number of Shares	Value† ($000's)z
Short-Term Investments (6.7%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $5,534)	5,533,837	5,534

Total Investments## (102.2%) (Cost $73,585)		84,684

Liabilities, less cash, receivables and other assets [(2.2%)]		(1,791)

Total Net Assets (100.0%)		$82,893

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$12,095	14.6%
Pharmaceuticals	7,664	9.2%
Oil, Gas & Consumable Fuels	5,758	6.9%
Technology Hardware, Storage & Peripherals	5,150	6.2%
Machinery	4,962	6.0%
Specialty Retail	4,380	5.3%
Internet Software & Services	4,189	5.1%
Aerospace & Defense	3,577	4.3%
Media	3,461	4.2%
Insurance	3,407	4.1%
Software	3,054	3.7%
Health Care Providers & Services	2,486	3.0%
Hotels, Restaurants & Leisure	2,057	2.5%
Metals & Mining	2,009	2.4%
Industrial Conglomerates	1,977	2.4%
Exchange Traded Funds	1,860	2.2%
Energy Equipment & Services	1,755	2.1%
Chemicals	1,403	1.7%
Semiconductors & Semiconductor Equipment	1,298	1.6%
Food & Staples Retailing	1,234	1.5%
Automobiles	1,029	1.2%
Diversified Financial Services	1,016	1.2%
Household Durables	961	1.2%
Transportation Infrastructure	841	1.0%
Multiline Retail	787	1.0%
Real Estate Investment Trusts	379	0.5%
Commercial Services & Supplies	361	0.4%
Short-Term Investments and Other Assets-Net	3,743	4.5%
	$82,893	100.0%

NOVEMBER 30, 2014

Schedule of Investments Greater China Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (71.9%)

Auto Components (0.3%)
Weifu High-Technology Group Co. Ltd. Class B	78,138	296

Automobiles (4.4%)
Brilliance China Automotive Holdings Ltd.	1,244,000	2,121
Dongfeng Motor Group Co. Ltd., H Shares	1,120,400	1,710
		3,831
Banks (14.5%)
Bank of China Ltd., H Shares	3,926,000	2,020
China CITIC Bank Corp. Ltd., H Shares	2,479,000	1,835
China Construction Bank Corp., H Shares	4,568,000	3,457
Industrial & Commercial Bank of China Ltd., H Shares	7,951,000	5,383
		12,695
Commercial Services & Supplies (0.8%)
Dongjiang Environmental Co. Ltd., H Shares	175,200	677

Diversified Telecommunication Services (1.9%)
China Unicom Hong Kong Ltd.	1,092,000	1,659

Food Products (0.5%)
WH Group Ltd. *ñ	732,000	431

Gas Utilities (0.7%)
ENN Energy Holdings Ltd.	106,000	645

Hotels, Restaurants & Leisure (2.0%)
500.com Ltd. ADR Class A *	69,502	1,466
Tuniu Corp. ADR *	23,235	307
		1,773
Independent Power and Renewable Electricity Producers (4.0%)
China Power International Development Ltd.	5,852,000	2,913
Huaneng Renewables Corp. Ltd., H Shares	1,488,000	539
		3,452
Insurance (12.9%)
China Life Insurance Co. Ltd., H Shares	834,000	2,888
China Pacific Insurance Group Co. Ltd., H Shares	458,800	1,923
Ping An Insurance Group Co. of China Ltd., H Shares	776,000	6,499
		11,310
Internet & Catalog Retail (1.1%)
Jumei International Holding Ltd. ADR *	53,331	987

Internet Software & Services (11.3%)
Baidu, Inc. ADR *	17,456	4,278
Qihoo 360 Technology Co. Ltd. ADR *	23,637	1,757
Tencent Holdings Ltd.	239,700	3,833
		9,868
Machinery (0.6%)
Sany Heavy Equipment International Holdings Co. Ltd. *	341,000	88
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	196,765	412
		500
Marine (0.3%)
China Shipping Container Lines Co. Ltd., H Shares *	750,000	220

Oil, Gas & Consumable Fuels (2.3%)
CNOOC Ltd.	1,389,000	2,031

Pharmaceuticals (2.9%)
CSPC Pharmaceutical Group Ltd.	2,840,000	2,527

Real Estate Management & Development (4.7%)
China Vanke Co. Ltd., H Shares *	214,900	437
Sunac China Holdings Ltd.	3,943,000	3,671
		4,108
Transportation Infrastructure (2.4%)
Shenzhen Internationl Holdings Ltd.	1,389,000	2,085

Water Utilities (1.4%)
Kangda International Environmental Co. Ltd. *ñ	2,551,000	1,178

Wireless Telecommunication Services (2.9%)
China Mobile Ltd.	203,000	2,500

Total Common Stocks (Cost $58,917)		62,773

Participatory Notes (26.7%)

Automobiles (5.1%)
SAIC Motor Corp. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/11/2018	52,100	168
SAIC Motor Corp. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 8/29/2018	540,937	1,733
SAIC Motor Corp. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	266,761	853
SAIC Motor Corp. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/14/2023	57,900	187
SAIC Motor Corp. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 8/29/2018	226,200	728
SAIC Motor Corp. Ltd., Class A (issuer UBS AG), Expiration Date 2/9/2015	161,755	521
SAIC Motor Corp. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 6/4/2015	73,294	236
		4,426
Electrical Equipment (1.5%)
XJ Electric Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/2/2015	143,777	466
XJ Electric Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/16/2015	19,500	63
XJ Electric Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 7/3/2024	166,232	538
XJ Electric Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/30/2015	62,300	202
		1,269
Health Care Providers & Services (2.0%)
Huadong Medicine Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/12/2018	44,700	380
Huadong Medicine Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/19/2023	92,087	783
Huadong Medicine Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 [c]	72,895	619
		1,782
Independent Power and Renewable Electricity Producers (8.1%)
Huadian Power International Corp. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 11/17/2015 [c]	1,819,200	1,395
SDIC Power Holdings Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/15/2024	126,100	150
SDIC Power Holdings Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/17/2019	626,449	744
SDIC Power Holdings Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/19/2015	531,984	632
SDIC Power Holdings Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/16/2015	808,500	961
SDIC Power Holdings Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 11/4/2019	333,232	396
SDIC Power Holdings Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/23/2018	1,145,555	1,361
SDIC Power Holdings Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 1/21/2015	1,220,782	1,451
		7,090
Pharmaceuticals (1.7%)
Tasly Pharmaceutical Group Co. Class A (issuer BNP Paribas Arbitrage), Expiration Date 11/17/2015 [c]	53,427	350
Tasly Pharmaceutical Group Co. Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/28/2015	37,470	246
Tasly Pharmaceutical Group Co. Class A (issuer Goldman Sachs Int'l), Expiration Date 10/8/2015	54,470	357
Tasly Pharmaceutical Group Co. Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	75,046	492
		1,445
Real Estate Management & Development (7.1%)
China Vanke Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/25/2015	283,984	504
China Vanke Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	300,841	530
China Vanke Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 6/27/2018	75,300	134
China Vanke Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/7/2019	41,500	74
China Vanke Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 6/30/2015	338,947	601
China Vanke Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 2/11/2019	509,800	904
Poly Real Estate Group Co. Ltd., Class A (issuer BNP Paribas Arbitrage), Expiration Date 11/17/2015 [c]	638,170	748
Poly Real Estate Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 8/7/2015	112,700	132
Poly Real Estate Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 11/17/2015	588,754	690
Poly Real Estate Group Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 9/25/2023	1,114,600	1,306
Poly Real Estate Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 8/4/2015	521,000	611
		6,234
Road & Rail (1.2%)
Daqin Railway Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015	92,916	145
Daqin Railway Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 7/6/2018	290,339	453
Daqin Railway Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/18/2018	163,990	256
Daqin Railway Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 10/28/2020	106,800	166
Daqin Railway Co. Ltd., Class A (issuer UBS AG), Expiration Date 12/19/2014	21,668	34
		1,054
Total Participatory Notes (Cost $19,031)		23,300

Short-Term Investments (4.0%)
State Street Institutional Government Money Market Fund Premier Class (Cost $3,543)	3,542,719	3,543

Total Investments## (102.6%) (Cost $81,491)		89,616

Liabilities, less cash, receivables and other assets [(2.6%)]		(2,270)

Total Net Assets (100.0%)		$87,346

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.7%)

Auto Components (2.1%)
BorgWarner, Inc.	563,043	31,846

Banks (3.6%)
U.S. Bancorp	1,263,044	55,827

Beverages (4.3%)
Anheuser-Busch InBev NV ADR	573,496	67,093

Chemicals (1.8%)
FMC Corp.	520,719	28,327

Consumer Finance (4.7%)
American Express Co.	784,098	72,466

Diversified Financial Services (9.7%)
Berkshire Hathaway, Inc. Class B *	594,340	88,372
Intercontinental Exchange, Inc.	273,667	61,846
		150,218
Diversified Telecommunication Services (1.3%)
Level 3 Communications, Inc. *	389,825	19,491

Energy Equipment & Services (3.1%)
Schlumberger Ltd.	553,725	47,593

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	270,229	38,405

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	829,171	36,906

Health Care Providers & Services (0.8%)
Premier, Inc. Class A *	343,857	11,698

Household Durables (5.1%)
Newell Rubbermaid, Inc.	2,148,687	78,019

Industrial Conglomerates (7.5%)
3M Co.	312,027	49,953
Danaher Corp.	793,349	66,292
		116,245
Industrial Gases (1.9%)
Praxair, Inc.	233,077	29,922

Insurance (4.4%)
Progressive Corp.	2,466,769	67,195

Internet Software & Services (3.7%)
eBay, Inc. *	1,031,433	56,605

IT Services (6.4%)
Alliance Data Systems Corp. *	118,220	33,796
Computer Sciences Corp.	679,754	43,083
MasterCard, Inc. Class A	257,618	22,487
		99,366
Leisure Products (3.0%)
Polaris Industries, Inc.	292,404	45,823

Machinery (2.8%)
Lincoln Electric Holdings, Inc.	590,811	42,562

Multi-Utilities (2.7%)
Wisconsin Energy Corp.	853,783	42,177

Oil, Gas & Consumable Fuels (2.1%)
Noble Energy, Inc.	654,042	32,166

Pharmaceuticals (4.8%)
Roche Holding AG	145,498	43,601
Sanofi ADR	624,007	30,133
		73,734
Semiconductors & Semiconductor Equipment (5.2%)
Texas Instruments, Inc.	1,486,530	80,897

Software (3.2%)
Intuit, Inc.	528,998	49,657

Specialty Retail (4.0%)
TJX Cos., Inc.	931,788	61,647

Trading Companies & Distributors (5.6%)
NOW, Inc. *	1,552,331	41,571
W.W. Grainger, Inc.	180,646	44,381
		85,952
Total Common Stocks (Cost $1,112,181)		1,521,837

Short-Term Investments (1.5%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $22,994)	22,994,359	22,994

Total Investments## (100.2%) (Cost $1,135,175)		1,544,831

Liabilities, less cash, receivables and other assets [(0.2%)]		(2,617)

Total Net Assets (100.0%)		$1,542,214

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments International Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.7%)

Australia (1.9%)
Brambles Ltd.	1,266,315	10,478
Insurance Australia Group Ltd.	829,600	4,499
Spotless Group Holdings Ltd. *	3,614,978	5,986
		20,963
Austria (1.1%)
Andritz AG	223,690	12,097

Belgium (0.8%)
Colruyt SA	196,520	9,145

Brazil (0.7%)
SLC Agricola SA	1,367,400	7,922

Canada (6.9%)
Alimentation Couche-Tard, Inc. Class B	391,800	13,872
ATS Automation Tooling Systems, Inc. *	848,000	10,697
Cenovus Energy, Inc.	290,152	6,511
Corus Entertainment, Inc., B Shares	621,201	11,784
MacDonald, Dettwiler & Associates Ltd.	177,233	13,909
ShawCor Ltd.	251,500	10,355
Suncor Energy, Inc.	288,100	9,095
		76,223
China (1.5%)
PICC Property & Casualty Co. Ltd., H Shares	8,427,300	16,953

Denmark (1.5%)
Sydbank A/S *	513,226	16,075

France (8.0%)
Arkema SA	118,355	8,059
BNP Paribas SA	147,865	9,486
Pernod-Ricard SA	94,785	11,241
Publicis Groupe SA	166,190	12,213
Rexel SA	687,337	12,735
Sanofi	150,835	14,613
Sodexo SA	191,740	19,354
		87,701
Germany (10.5%)
Bayer AG	99,840	15,026
Brenntag AG	274,685	15,138
Continental AG	59,210	12,466
Deutsche Boerse AG	152,589	11,154
Gerresheimer AG	137,763	7,617
Henkel AG & Co. KGaA	122,585	13,609
Linde AG	79,821	15,072
SAP SE ADR	171,900	12,088
Volkswagen AG, Preference Shares	59,626	13,740
		115,910
Ireland (0.6%)
DCC PLC	123,498	6,878

Israel (3.4%)
Bezeq Israeli Telecommunication Corp. Ltd.	7,724,269	13,661
Check Point Software Technologies Ltd. *	309,600	23,935
		37,596
Italy (0.9%)
Azimut Holding SpA	424,635	9,775

Japan (13.2%)
FANUC Corp.	92,300	15,571
KANSAI PAINT Co. Ltd.	889,600	14,176
KEYENCE Corp.	35,550	16,422
Nihon Kohden Corp.	294,500	14,816
PIGEON Corp.	199,700	12,301
SMC Corp.	56,900	15,636
SOFTBANK Corp.	183,200	12,293
SUGI HOLDINGS Co. Ltd.	223,700	9,350
Sundrug Co. Ltd.	366,500	14,871
TOYOTA MOTOR Corp.	315,900	19,470
		144,906
Korea (1.4%)
Samsung Electronics Co. Ltd.	12,991	15,090

Netherlands (5.7%)
Akzo Nobel NV	174,114	12,037
ASML Holding NV	168,085	17,763
Euronext NV *ñ	433,480	12,406
Koninklijke Ahold NV	575,934	10,180
Nutreco NV	182,568	10,446
		62,832
Norway (1.7%)
DNB ASA	803,339	13,304
Norwegian Property ASA *	3,488,052	4,958
		18,262
Singapore (2.2%)
Jardine Matheson Holdings Ltd.	190,730	11,869
United Overseas Bank Ltd.	641,200	11,808
		23,677
Sweden (1.3%)
Telefonaktiebolaget LM Ericsson, B Shares	1,153,460	14,528

Switzerland (11.6%)
Bucher Industries AG	33,450	8,313
Cie Financiere Richemont SA	60,660	5,707
Givaudan SA *	10,135	18,072
Julius Baer Group Ltd. *	296,990	13,463
Partners Group Holding AG	40,440	11,620
Roche Holding AG	56,264	16,860
SGS SA	6,875	14,878
Sika AG	4,045	15,405
Sonova Holding AG	77,090	11,670
Tecan Group AG	101,103	11,327
		127,315
United Kingdom (18.6%)
Amlin PLC	1,950,657	13,582
Aon PLC	152,900	14,142
Barclays PLC	2,796,760	10,723
Bunzl PLC	648,131	18,104
Diploma PLC	986,765	11,027
Mitie Group PLC	3,096,127	13,568
Prudential PLC	628,100	15,207
Reed Elsevier PLC	1,117,026	19,444
RPS Group PLC	2,760,606	10,189
SABMiller PLC	178,930	9,974
Spectris PLC	117,500	3,468
St. James's Place PLC	931,764	11,571
Synergy Health PLC	736,674	23,274
TalkTalk Telecom Group PLC	3,451,405	16,858
Travis Perkins PLC	482,640	13,640
		204,771
United States (1.2%)
Nielsen NV	328,600	13,726

Total Common Stocks (Cost $892,583)		1,042,345

Rights (0.0%)

France (0.0%)
Arkema SA * (Cost $0)	121,435	357

Short-Term Investments (4.4%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $47,879)	47,878,886	47,879

Total Investments## (99.1%) (Cost $940,462)		1,090,581

Cash, receivables and other assets, less liabilities (0.9%)		9,718

Total Net Assets (100.0%)		$1,100,299

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$83,178	7.6%
Insurance	75,954	6.9%
Trading Companies & Distributors	70,644	6.4%
Machinery	62,314	5.7%
Banks	61,396	5.6%
Food & Staples Retailing	57,418	5.2%
Pharmaceuticals	46,499	4.2%
Media	43,441	3.9%
Commercial Services & Supplies	40,221	3.6%
Software	36,023	3.3%
Capital Markets	34,858	3.2%
Automobiles	33,210	3.0%
Diversified Telecommunication Services	30,519	2.8%
Professional Services	28,604	2.6%
Health Care Equipment & Supplies	26,486	2.4%
Household Products	25,910	2.4%
Diversified Financial Services	23,560	2.1%
Health Care Providers & Services	23,274	2.1%
Beverages	21,215	1.9%
Electronic Equipment, Instruments & Components	19,890	1.8%
Hotels, Restaurants & Leisure	19,354	1.8%
Life Sciences Tools & Services	18,944	1.7%
Industrial Conglomerates	18,747	1.7%
Food Products	18,368	1.7%
Semiconductors & Semiconductor Equipment	17,763	1.6%
Oil, Gas & Consumable Fuels	15,606	1.4%
Technology Hardware, Storage & Peripherals	15,090	1.4%
Communications Equipment	14,528	1.3%
Aerospace & Defense	13,909	1.3%
Auto Components	12,466	1.1%
Wireless Telecommunication Services	12,293	1.1%
Energy Equipment & Services	10,355	0.9%
Textiles, Apparel & Luxury Goods	5,707	0.5%
Real Estate Management & Development	4,958	0.5%
Short-Term Investments and Other Assets-Net	57,597	5.3%
	$1,100,299	100.0%

NOVEMBER 30, 2014

Schedule of Investments International Select Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.2%)

Australia (1.4%)
Brambles Ltd.	303,480	2,511
Insurance Australia Group Ltd.	183,000	993
		3,504
Austria (1.1%)
Andritz AG	49,945	2,701

Belgium (0.8%)
Colruyt SA	41,075	1,911

Canada (5.3%)
Alimentation Couche-Tard, Inc. Class B	109,600	3,880
Bank of Nova Scotia	51,286	3,161
Cenovus Energy, Inc.	64,329	1,444
ShawCor Ltd.	56,300	2,318
Suncor Energy, Inc.	64,000	2,020
		12,823
China (1.6%)
PICC Property & Casualty Co. Ltd., H Shares	1,879,400	3,781

Denmark (1.2%)
Jyske Bank A/S *	56,340	2,910

France (10.5%)
Arkema SA	26,535	1,807
BNP Paribas SA	41,115	2,638
Pernod-Ricard SA	21,130	2,506
Publicis Groupe SA	44,608	3,278
Rexel SA	176,958	3,279
Sanofi	42,025	4,071
Schneider Electric SE	43,589	3,558
Sodexo SA	42,665	4,306
		25,443
Germany (10.6%)
Bayer AG	22,615	3,403
Brenntag AG	61,330	3,380
Continental AG	15,720	3,310
Deutsche Boerse AG	42,177	3,083
Henkel AG & Co. KGaA	32,510	3,609
Linde AG	17,475	3,300
SAP SE ADR	38,085	2,678
Volkswagen AG, Preference Shares	13,234	3,050
		25,813
Israel (4.1%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,138,975	3,783
Check Point Software Technologies Ltd. *	79,200	6,123
		9,906
Italy (0.9%)
Azimut Holding SpA	94,065	2,165

Japan (14.7%)
FANUC Corp.	24,400	4,116
KANSAI PAINT Co. Ltd.	314,800	5,016
KEYENCE Corp.	7,900	3,650
LAWSON, Inc.	35,800	2,208
MIRACA HOLDINGS, Inc.	56,300	2,137
SANTEN PHARMACEUTICAL Co. Ltd.	54,800	3,066
SMC Corp.	19,800	5,441
SOFTBANK Corp.	49,500	3,322
SUGI HOLDINGS Co. Ltd.	44,200	1,848
TOYOTA MOTOR Corp.	79,200	4,881
		35,685
Korea (1.8%)
Samsung Electronics Co. Ltd.	3,686	4,282

Netherlands (4.6%)
Akzo Nobel NV	50,396	3,484
ASML Holding NV	45,265	4,784
Koninklijke Ahold NV	160,745	2,841
		11,109
Norway (0.9%)
DNB ASA	139,808	2,315

Singapore (1.8%)
Jardine Matheson Holdings Ltd.	42,191	2,626
United Overseas Bank Ltd.	98,800	1,819
		4,445
Sweden (2.7%)
Nordea Bank AB	214,705	2,683
Telefonaktiebolaget LM Ericsson, B Shares	308,845	3,890
		6,573
Switzerland (15.1%)
Cie Financiere Richemont SA	13,705	1,289
Givaudan SA *	2,971	5,298
Julius Baer Group Ltd. *	52,990	2,402
Novartis AG	52,236	5,057
Partners Group Holding AG	9,365	2,691
Roche Holding AG	21,676	6,496
SGS SA	2,202	4,765
Sika AG	988	3,763
Sonova Holding AG	17,130	2,593
UBS Group AG *	136,905	2,460
		36,814
United Kingdom (15.9%)
Amlin PLC	532,724	3,709
Aon PLC	43,400	4,014
Barclays PLC	619,695	2,376
Bunzl PLC	173,689	4,852
Howden Joinery Group PLC	447,455	2,737
Prudential PLC	139,175	3,370
Reed Elsevier PLC	291,474	5,074
SABMiller PLC	44,730	2,493
Spectris PLC	25,800	762
St. James's Place PLC	207,145	2,572
TalkTalk Telecom Group PLC	760,060	3,712
Travis Perkins PLC	107,355	3,034
		38,705
United States (1.2%)
Nielsen NV	73,000	3,049

Total Common Stocks (Cost $195,274)		233,934

Rights (0.0%)

France (0.0%)
Arkema SA * (Cost $0)	26,535	78

Short-Term Investments (3.4%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $8,303)	8,303,254	8,303

Total Investments## (99.6%) (Cost $203,577)		242,315

Cash, receivables and other assets, less liabilities (0.4%)		870

Total Net Assets (100.0%)		$243,185

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$22,746	9.3%
Pharmaceuticals	22,093	9.1%
Insurance	18,439	7.6%
Banks	17,902	7.4%
Trading Companies & Distributors	14,545	6.0%
Food & Staples Retailing	12,688	5.2%
Machinery	12,258	5.0%
Capital Markets	9,718	4.0%
Software	8,801	3.6%
Media	8,352	3.4%
Automobiles	7,931	3.2%
Professional Services	7,814	3.2%
Diversified Telecommunication Services	7,495	3.1%
Beverages	4,999	2.0%
Semiconductors & Semiconductor Equipment	4,784	2.0%
Electronic Equipment, Instruments & Components	4,412	1.8%
Hotels, Restaurants & Leisure	4,306	1.8%
Technology Hardware, Storage & Peripherals	4,282	1.8%
Communications Equipment	3,890	1.6%
Household Products	3,609	1.5%
Electrical Equipment	3,558	1.5%
Oil, Gas & Consumable Fuels	3,464	1.4%
Wireless Telecommunication Services	3,322	1.4%
Auto Components	3,310	1.4%
Diversified Financial Services	3,083	1.3%
Specialty Retail	2,737	1.1%
Industrial Conglomerates	2,626	1.1%
Health Care Equipment & Supplies	2,593	1.1%
Commercial Services & Supplies	2,511	1.0%
Energy Equipment & Services	2,318	0.9%
Health Care Providers & Services	2,137	0.9%
Textiles, Apparel & Luxury Goods	1,289	0.5%
Short-Term Investments and Other Assets-Net	9,173	3.8%
	$243,185	100.0%

NOVEMBER 30, 2014

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (96.5%)

Aerospace & Defense (7.0%)
Aerovironment, Inc. *	54,459	1,509
KEYW Holding Corp. *	197,100	2,131
Spirit AeroSystems Holdings, Inc. Class A *	186,790	8,052
Teledyne Technologies, Inc. *	45,052	4,816
Textron, Inc.	100,339	4,347
		20,855
Auto Components (1.3%)
Dana Holding Corp.	154,200	3,269
Remy International, Inc.	29,006	534
		3,803
Banks (9.8%)
BankUnited, Inc.	106,104	3,204
City National Corp.	37,400	2,887
Comerica, Inc.	72,474	3,378
First Niagara Financial Group, Inc.	395,000	3,227
Huntington Bancshares, Inc.	507,230	5,128
TCF Financial Corp.	272,400	4,228
Texas Capital Bancshares, Inc. *	61,400	3,385
Umpqua Holdings Corp.	225,800	3,836
		29,273
Building Products (1.3%)
Owens Corning, Inc.	110,700	3,857

Chemicals (2.9%)
Chemtura Corp. *	215,000	5,010
Cytec Industries, Inc.	77,300	3,718
		8,728
Commercial Services & Supplies (3.1%)
Clean Harbors, Inc. *	68,614	3,208
Covanta Holding Corp.	247,800	6,212
		9,420
Communications Equipment (7.5%)
ARRIS Group, Inc. *	220,269	6,557
Aviat Networks, Inc. *	140,957	213
Brocade Communications Systems, Inc.	285,359	3,228
Ceragon Networks Ltd. *	238,693	258
Ciena Corp. *	231,783	3,831
Infinera Corp. *	359,600	4,901
JDS Uniphase Corp. *	263,100	3,510
		22,498
Construction & Engineering (1.4%)
KBR, Inc.	242,300	4,080

Containers & Packaging (5.5%)
Avery Dennison Corp.	117,236	5,804
Crown Holdings, Inc. *	130,100	6,440
Sealed Air Corp.	103,308	4,084
		16,328
Electrical Equipment (0.7%)
Regal-Beloit Corp.	28,500	2,061

Electronic Equipment, Instruments & Components (4.8%)
Dolby Laboratories, Inc. Class A	66,400	2,947
II-VI, Inc. *	185,630	2,463
Itron, Inc. *	57,133	2,308
Maxwell Technologies, Inc. *	118,800	1,223
Mercury Systems, Inc. *	269,060	3,476
OSI Systems, Inc. *	26,000	1,835
		14,252
Energy Equipment & Services (1.5%)
ION Geophysical Corp. *	512,517	1,266
McDermott International, Inc. *	207,200	736
TETRA Technologies, Inc. *	377,492	2,397
		4,399
Health Care Equipment & Supplies (0.5%)
Accuray, Inc. *	238,270	1,642

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc. *	330,300	3,970

Hotels, Restaurants & Leisure (0.5%)
Wendy's Co.	174,000	1,517

Independent Power and Renewable Electricity Producers (3.7%)
Dynegy, Inc. *	150,500	4,989
NRG Energy, Inc.	89,065	2,784
Ormat Technologies, Inc.	124,556	3,411
		11,184
Internet Software & Services (1.9%)
Bankrate, Inc. *	208,800	2,441
Digital River, Inc. *	128,563	3,264
		5,705
IT Services (6.8%)
Acxiom Corp. *	168,900	3,214
Convergys Corp.	104,300	2,175
CoreLogic, Inc. *	224,125	7,445
DST Systems, Inc.	30,719	3,049
MoneyGram International, Inc. *	175,400	1,512
VeriFone Systems, Inc. *	81,890	2,920
		20,315
Life Sciences Tools & Services (3.9%)
Affymetrix, Inc. *	288,600	2,635
Cambrex Corp. *	69,538	1,582
Charles River Laboratories International, Inc. *	116,071	7,516
		11,733
Machinery (3.7%)
Harsco Corp.	46,400	898
ITT Corp.	67,700	2,803
Manitowoc Co., Inc.	140,900	2,838
Meritor, Inc. *	218,650	3,079
Twin Disc, Inc.	69,693	1,594
		11,212
Marine (0.6%)
Danaos Corp. *	307,091	1,738

Metals & Mining (0.3%)
Cliffs Natural Resources, Inc.	97,900	893

Personal Products (0.5%)
Elizabeth Arden, Inc. *	92,020	1,599

Professional Services (0.8%)
FTI Consulting, Inc. *	62,406	2,419

Road & Rail (1.8%)
Ryder System, Inc.	55,304	5,283

Semiconductors & Semiconductor Equipment (8.9%)
Alliance Semiconductor Corp. *	82,370	67
CEVA, Inc. *	78,500	1,351
FormFactor, Inc. *	290,500	2,335
Freescale Semiconductor Ltd. *	166,190	3,605
Mellanox Technologies Ltd. *	67,450	2,877
Rambus, Inc. *	443,972	5,261
Rudolph Technologies, Inc. *	92,700	851
Spansion, Inc. Class A *	138,140	3,228
Ultratech, Inc. *	282,294	5,496
Veeco Instruments, Inc. *	46,000	1,721
		26,792
Software (9.9%)
Cadence Design Systems, Inc. *	171,107	3,229
Comverse, Inc. *	119,135	2,389
Covisint Corp. *	337,399	776
Gigamon, Inc. *	105,000	1,506
Nuance Communications, Inc. *	190,500	2,882
Rovi Corp. *	305,930	6,816
Seachange International, Inc. *	287,567	1,929
Silver Spring Networks, Inc. *	137,600	987
Verint Systems, Inc. *	150,961	9,086
		29,600
Specialty Retail (3.0%)
Express, Inc. *	182,500	2,728
New York & Co., Inc. *	165,800	456
Office Depot, Inc. *	551,367	3,656
Select Comfort Corp. *	80,900	2,131
		8,971
Technology Hardware, Storage & Peripherals (0.3%)
Quantum Corp. *	509,800	806

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc. *	64,300	854

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	56,900	1,454
United States Cellular Corp. *	36,700	1,413
		2,867
Total Common Stocks (Cost $223,749)		288,654

Short-Term Investments (4.0%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $11,873)	11,873,460	11,873

Total Investments## (100.5%) (Cost $235,622)		300,527

Liabilities, less cash, receivables and other assets [(0.5%)]		(1,447)

Total Net Assets (100.0%)		$299,080

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.1%)

Aerospace & Defense (3.6%)
General Dynamics Corp.	12,818	1,863
Precision Castparts Corp.	15,317	3,644
		5,507
Automobiles (1.4%)
General Motors Co.	65,130	2,177

Banks (3.1%)
CIT Group, Inc.	41,844	2,042
Comerica, Inc.	57,035	2,658
		4,700
Beverages (2.3%)
PepsiCo, Inc.	34,989	3,502

Biotechnology (2.2%)
Celgene Corp. *	21,660	2,463
Vertex Pharmaceuticals, Inc. *	6,603	778
		3,241
Chemicals (3.7%)
LyondellBasell Industries NV Class A	27,790	2,191
Sherwin-Williams Co.	13,708	3,357
		5,548
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	11,376	1,366

Diversified Telecommunication Services (1.6%)
Level 3 Communications, Inc. *	48,384	2,419

Electric Utilities (1.0%)
NextEra Energy, Inc.	14,976	1,563

Energy Equipment & Services (1.0%)
Halliburton Co.	37,189	1,569

Food & Staples Retailing (3.6%)
Costco Wholesale Corp.	23,462	3,334
CVS Health Corp.	23,549	2,152
		5,486
Health Care Equipment & Supplies (3.5%)
Abbott Laboratories	68,105	3,031
IDEXX Laboratories, Inc. *	15,338	2,291
		5,322
Hotels, Restaurants & Leisure (3.0%)
Starbucks Corp.	28,657	2,328
Starwood Hotels & Resorts Worldwide, Inc.	27,180	2,147
		4,475
Household Products (1.5%)
Procter & Gamble Co.	25,130	2,273

Industrial Conglomerates (1.9%)
Danaher Corp.	33,896	2,832

Internet & Catalog Retail (2.4%)
Amazon.com, Inc. *	10,886	3,686

Internet Software & Services (6.2%)
Alibaba Group Holding Ltd. ADR *	14,829	1,655
Facebook, Inc. Class A *	27,811	2,161
Google, Inc. Class A *	6,137	3,370
Yelp, Inc. *	37,488	2,140
		9,326
IT Services (7.6%)
Alliance Data Systems Corp. *	14,490	4,142
FleetCor Technologies, Inc. *	25,554	3,882
Visa, Inc. Class A	13,668	3,529
		11,553
Media (3.2%)
Comcast Corp. Class A	56,871	3,244
Twenty-First Century Fox, Inc. Class A	41,906	1,542
		4,786
Metals & Mining (2.8%)
Alcoa, Inc.	176,408	3,050
Goldcorp, Inc.	60,873	1,196
		4,246
Multi-Utilities (1.9%)
Dominion Resources, Inc.	38,534	2,796

Multiline Retail (2.2%)
Target Corp.	44,280	3,277

Oil, Gas & Consumable Fuels (2.5%)
Apache Corp.	21,637	1,387
Noble Energy, Inc.	20,591	1,013
Range Resources Corp.	21,314	1,399
		3,799
Pharmaceuticals (7.2%)
Actavis PLC *	6,212	1,681
Bristol-Myers Squibb Co.	57,589	3,401
Johnson & Johnson	18,025	1,951
Pfizer, Inc.	97,737	3,045
Teva Pharmaceutical Industries Ltd. ADR	15,049	857
		10,935
Road & Rail (2.5%)
Union Pacific Corp.	32,442	3,788

Semiconductors & Semiconductor Equipment (1.6%)
ASML Holding NV	22,152	2,341

Software (10.2%)
Check Point Software Technologies Ltd. *	39,660	3,066
Intuit, Inc.	34,259	3,216
Microsoft Corp.	52,732	2,521
salesforce.com, Inc. *	34,662	2,075
Splunk, Inc. *	38,845	2,607
VMware, Inc. Class A *	21,764	1,914
		15,399
Specialty Retail (2.1%)
Home Depot, Inc.	32,494	3,230

Technology Hardware, Storage & Peripherals (9.2%)
Apple, Inc.	102,918	12,240
Stratasys Ltd. *	15,727	1,604
		13,844
Textiles, Apparel & Luxury Goods (2.2%)
Ralph Lauren Corp.	17,990	3,326

Total Common Stocks (Cost $121,870)		148,312

Short-Term Investments (1.7%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $2,632)	2,632,137	2,632

Total Investments## (99.8%) (Cost $124,502)		150,944

Cash, receivables and other assets, less liabilities (0.2%)		253

Total Net Assets (100.0%)		$151,197

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.6%)

Aerospace & Defense (0.5%)
Boeing Co.	66,312	8,910

Air Freight & Logistics (0.9%)
United Parcel Service, Inc. Class B	141,974	15,606

Airlines (10.8%)
American Airlines Group, Inc.	1,425,971	69,203
Delta Air Lines, Inc.	1,211,768	56,553
United Continental Holdings, Inc. *	1,003,756	61,460
		187,216
Banks (11.4%)
Citigroup, Inc.	607,905	32,809
Comerica, Inc.	343,132	15,994
JPMorgan Chase & Co.	1,427,813	85,897
M&T Bank Corp.	264,096	33,281
Regions Financial Corp.	1,129,913	11,378
Wells Fargo & Co.	338,309	18,431
		197,790
Capital Markets (9.2%)
Bank of New York Mellon Corp.	1,028,452	41,169
Goldman Sachs Group, Inc.	270,731	51,008
Invesco Ltd.	673,154	27,168
Morgan Stanley	1,062,839	37,391
State Street Corp.	31,029	2,381
		159,117
Chemicals (0.8%)
LyondellBasell Industries NV Class A	173,474	13,680

Communications Equipment (3.5%)
Cisco Systems, Inc.	2,171,602	60,023

Construction Materials (0.7%)
Vulcan Materials Co.	192,924	12,752

Distributors (0.1%)
LKQ Corp. *	57,213	1,662

Diversified Financial Services (3.9%)
CME Group, Inc.	531,120	44,954
Intercontinental Exchange, Inc.	100,246	22,655
		67,609
Electric Utilities (2.2%)
Exelon Corp.	1,048,197	37,913

Electrical Equipment (1.9%)
Eaton Corp. PLC	498,927	33,842

Energy Equipment & Services (1.5%)
McDermott International, Inc. *	4,131,034	14,665
Schlumberger Ltd.	122,769	10,552
		25,217
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	393,597	34,455

Food Products (0.6%)
WhiteWave Foods Co. *	279,411	10,235

Health Care Equipment & Supplies (2.6%)
Boston Scientific Corp. *	786,146	10,118
Covidien PLC	181,528	18,334
Hologic, Inc. *	623,571	16,712
		45,164
Health Care Providers & Services (2.6%)
Tenet Healthcare Corp. *	465,417	22,363
UnitedHealth Group, Inc.	228,511	22,538
		44,901
Hotels, Restaurants & Leisure (3.8%)
Carnival Corp.	1,481,860	65,439

Household Durables (0.5%)
Lennar Corp. Class A	193,697	9,150

Industrial Conglomerates (1.0%)
General Electric Co.	626,381	16,593

Insurance (6.3%)
Lincoln National Corp.	860,032	48,704
MetLife, Inc.	934,968	51,993
Willis Group Holdings PLC	206,674	8,827
		109,524
IT Services (1.2%)
Teradata Corp. *	456,373	20,601

Machinery (5.8%)
Caterpillar, Inc.	145,124	14,599
Cummins, Inc.	167,965	24,459
Illinois Tool Works	369,889	35,114
Joy Global, Inc.	163,933	8,039
Terex Corp.	613,828	17,617
		99,828
Metals & Mining (2.5%)
United States Steel Corp.	1,319,087	43,991

Multiline Retail (5.2%)
JC Penney Co., Inc. *	2,597,907	20,809
Kohl's Corp.	584,300	34,836
Target Corp.	457,017	33,819
		89,464
Oil, Gas & Consumable Fuels (2.6%)
Exxon Mobil Corp.	384,490	34,812
Range Resources Corp.	154,882	10,168
		44,980
Pharmaceuticals (1.4%)
Teva Pharmaceutical Industries Ltd. ADR	436,684	24,882

Semiconductors & Semiconductor Equipment (3.1%)
Intel Corp.	1,423,025	53,008

Software (3.2%)
CA, Inc.	784,551	24,439
Microsoft Corp.	653,018	31,221
		55,660
Specialty Retail (3.0%)
American Eagle Outfitters, Inc.	2,395,991	33,783
DSW, Inc. Class A	518,249	18,388
		52,171
Technology Hardware, Storage & Peripherals (0.5%)
SanDisk Corp.	91,869	9,505

Textiles, Apparel & Luxury Goods (3.3%)
Ralph Lauren Corp.	312,681	57,815

Total Common Stocks (Cost $1,472,740)		1,708,703

Exchange Traded Funds (0.1%)
Direxion Daily S&P 500 Bear 3X Shares * (Cost $1,341)	56,189	1,166

Short-Term Investments (2.7%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $47,127)	47,127,216	47,127

Total Investments## (101.4%) (Cost $1,521,208)		1,756,996

Liabilities, less cash, receivables and other assets [(1.4%)]		(23,486)

Total Net Assets (100.0%)		$1,733,510

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.8%)

Airlines (1.3%)
Alaska Air Group, Inc.	235,000	13,872

Banks (0.9%)
SVB Financial Group *	92,500	9,726

Biotechnology (4.1%)
Alkermes PLC *	100,000	5,502
BioMarin Pharmaceutical, Inc. *	180,000	16,150
Cubist Pharmaceuticals, Inc. *	137,500	10,424
Puma Biotechnology, Inc. *	25,000	5,675
United Therapeutics Corp. *	40,000	5,303
		43,054
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	230,000	10,332

Capital Markets (2.7%)
Affiliated Managers Group, Inc. *	81,000	16,491
Raymond James Financial, Inc.	205,000	11,541
		28,032
Chemicals (0.7%)
PolyOne Corp.	200,000	7,460

Commercial Services & Supplies (1.6%)
Stericycle, Inc. *	130,000	16,760

Communications Equipment (2.6%)
Arista Networks, Inc. *	50,000	3,794
F5 Networks, Inc. *	80,000	10,335
Palo Alto Networks, Inc. *	102,500	12,607
		26,736
Consumer Finance (1.0%)
PRA Group, Inc. *	185,000	10,826

Containers & Packaging (1.3%)
Packaging Corp. of America	185,000	13,742

Distributors (1.2%)
LKQ Corp. *	425,000	12,346

Diversified Consumer Services (0.4%)
Service Corp. International	200,000	4,520

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	170,000	10,185

Electrical Equipment (1.8%)
Acuity Brands, Inc.	30,000	4,146
AMETEK, Inc.	294,000	14,982
		19,128
Electronic Equipment, Instruments & Components (2.7%)
Amphenol Corp. Class A	200,000	10,726
CDW Corp.	300,000	10,524
Zebra Technologies Corp. Class A *	95,000	6,949
		28,199
Food & Staples Retailing (0.9%)
PriceSmart, Inc.	100,000	9,696

Food Products (2.7%)
Pinnacle Foods, Inc.	200,000	6,806
TreeHouse Foods, Inc. *	120,000	9,714
WhiteWave Foods Co. *	325,000	11,905
		28,425
Health Care Equipment & Supplies (1.8%)
Cooper Cos., Inc.	52,000	8,783
Wright Medical Group, Inc. *	340,000	9,958
		18,741
Health Care Providers & Services (5.9%)
Acadia Healthcare Co., Inc. *	277,500	17,208
Envision Healthcare Holdings, Inc. *	315,000	11,138
HealthSouth Corp.	275,000	11,311
Omnicare, Inc.	120,000	8,438
Universal Health Services, Inc. Class B	125,000	13,078
		61,173
Health Care Technology (1.6%)
Cerner Corp. *	260,000	16,744

Hotels, Restaurants & Leisure (2.3%)
Bloomin' Brands, Inc. *	265,000	6,034
Buffalo Wild Wings, Inc. *	50,000	8,511
MGM Resorts International *	425,000	9,694
		24,239
Household Durables (0.9%)
Newell Rubbermaid, Inc.	246,200	8,940

Industrial Conglomerates (1.5%)
Roper Industries, Inc.	100,000	15,782

Internet & Catalog Retail (0.4%)
Liberty Interactive Corp. Class A *	125,000	3,644

Internet Software & Services (2.7%)
Akamai Technologies, Inc. *	115,000	7,430
CoStar Group, Inc. *	50,000	8,513
Demandware, Inc. *	125,000	7,000
HomeAway, Inc. *	170,000	5,331
		28,274
IT Services (3.3%)
Alliance Data Systems Corp. *	65,000	18,582
Fiserv, Inc. *	75,000	5,362
FleetCor Technologies, Inc. *	70,000	10,632
		34,576
Leisure Products (1.1%)
Polaris Industries, Inc.	75,000	11,753

Life Sciences Tools & Services (1.9%)
ICON PLC *	100,000	5,554
Illumina, Inc. *	72,500	13,840
		19,394
Machinery (2.6%)
PACCAR, Inc.	115,000	7,707
Pall Corp.	119,000	11,437
Wabtec Corp.	95,000	8,407
		27,551
Media (0.7%)
Charter Communications, Inc. Class A *	45,000	7,636

Multiline Retail (1.6%)
Dollar Tree, Inc. *	172,000	11,758
Tuesday Morning Corp. *	250,000	5,325
		17,083
Oil, Gas & Consumable Fuels (2.1%)
Antero Resources Corp. *	155,000	7,272
Cabot Oil & Gas Corp.	190,000	6,278
Concho Resources, Inc. *	85,000	8,096
		21,646
Pharmaceuticals (3.8%)
Akorn, Inc. *	300,000	12,021
Endo International PLC *	145,000	10,610
Mylan, Inc. *	180,000	10,550
Salix Pharmaceuticals Ltd. *	60,000	6,161
		39,342
Professional Services (1.9%)
Verisk Analytics, Inc. Class A *	160,000	9,917
WageWorks, Inc. *	177,500	10,369
		20,286
Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc.	80,000	11,653

Road & Rail (2.0%)
J.B. Hunt Transport Services, Inc.	110,000	9,078
Old Dominion Freight Line, Inc. *	150,000	12,156
		21,234
Semiconductors & Semiconductor Equipment (6.2%)
Avago Technologies Ltd.	225,000	21,015
Cavium, Inc. *	165,000	9,339
Lam Research Corp.	130,000	10,743
Monolithic Power Systems, Inc.	175,000	8,423
NXP Semiconductors NV *	150,000	11,671
SunEdison, Inc. *	150,000	3,248
		64,439
Software (5.7%)
Activision Blizzard, Inc.	485,000	10,500
Autodesk, Inc. *	100,000	6,200
Electronic Arts, Inc. *	155,000	6,809
ServiceNow, Inc. *	140,000	8,954
Splunk, Inc. *	87,600	5,878
Synchronoss Technologies, Inc. *	190,000	8,138
Ultimate Software Group, Inc. *	42,500	6,258
Workday, Inc. Class A *	82,500	7,182
		59,919
Specialty Retail (7.6%)
Advance Auto Parts, Inc.	72,500	10,663
Lithia Motors, Inc. Class A	110,000	8,086
O'Reilly Automotive, Inc. *	89,500	16,355
Ross Stores, Inc.	129,000	11,801
Signet Jewelers Ltd.	60,000	7,858
Tractor Supply Co.	170,000	13,078
Williams-Sonoma, Inc.	149,500	11,147
		78,988
Technology Hardware, Storage & Peripherals (1.0%)
SanDisk Corp.	100,000	10,346

Textiles, Apparel & Luxury Goods (4.8%)
Carter's, Inc.	115,000	9,569
Hanesbrands, Inc.	148,500	17,184
Kate Spade & Co. *	290,000	9,289
Under Armour, Inc. Class A *	200,000	14,498
		50,540
Trading Companies & Distributors (1.2%)
United Rentals, Inc. *	110,000	12,464

Wireless Telecommunication Services (2.2%)
SBA Communications Corp. Class A *	185,000	22,509

Total Common Stocks (Cost $706,898)		1,001,935

Exchange Traded Funds (0.9%)
iShares Russell Mid-Cap Growth ETF (Cost $8,323)	100,000	9,385

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $31,944)	31,943,835	31,944

Total Investments## (99.7%) (Cost $747,165)		1,043,264

Cash, receivables and other assets, less liabilities (0.3%)		2,886

Total Net Assets (100.0%)		$1,046,150

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (93.9%)

Aerospace & Defense (5.6%)
General Dynamics Corp.	19,850	2,886
Spirit AeroSystems Holdings, Inc. Class A *	46,400	2,000
		4,886
Auto Components (1.4%)
Lear Corp.	8,800	844
TRW Automotive Holdings Corp. *	3,900	403
		1,247
Banks (7.8%)
BankUnited, Inc.	54,500	1,646
BB&T Corp.	27,700	1,041
Comerica, Inc.	35,400	1,650
Huntington Bancshares, Inc.	118,700	1,200
M&T Bank Corp.	10,200	1,286
		6,823
Building Products (1.3%)
Owens Corning	31,700	1,104

Capital Markets (2.1%)
State Street Corp.	23,900	1,834

Chemicals (2.8%)
Ashland, Inc.	21,700	2,475

Commercial Services & Supplies (7.4%)
ADT Corp.	86,700	3,029
Covanta Holding Corp.	85,800	2,151
Tyco International PLC	28,800	1,236
		6,416
Construction & Engineering (1.2%)
KBR, Inc.	64,200	1,081

Containers & Packaging (1.0%)
Avery Dennison Corp.	17,900	886

Electric Utilities (2.2%)
Edison International	30,800	1,958

Electrical Equipment (0.9%)
Regal-Beloit Corp.	10,500	759

Electronic Equipment, Instruments & Components (1.8%)
Flextronics International Ltd. *	144,100	1,598

Energy Equipment & Services (1.5%)
Cameron International Corp. *	26,200	1,344

Food & Staples Retailing (3.2%)
CVS Health Corp.	22,400	2,047
Safeway, Inc.	21,100	735
		2,782
Health Care Equipment & Supplies (2.0%)
Zimmer Holdings, Inc.	15,800	1,774

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	11,300	929
Omnicare, Inc.	17,700	1,244
		2,173
Hotels, Restaurants & Leisure (2.5%)
Darden Restaurants, Inc.	37,500	2,137

Independent Power and Renewable Electricity Producers (2.2%)
AES Corp.	136,400	1,892

IT Services (6.3%)
Amdocs Ltd.	39,300	1,916
Teradata Corp. *	44,500	2,009
Western Union Co.	82,100	1,525
		5,450
Machinery (2.9%)
Harsco Corp.	42,700	826
Valmont Industries, Inc.	12,800	1,731
		2,557
Multi-Utilities (3.3%)
CenterPoint Energy, Inc.	59,400	1,422
DTE Energy Co.	17,300	1,409
		2,831
Multiline Retail (2.2%)
Kohl's Corp.	31,500	1,878

Oil, Gas & Consumable Fuels (5.4%)
Cabot Oil & Gas Corp.	50,100	1,655
Devon Energy Corp.	32,800	1,934
Energy Transfer Partners L.P.	8,325	543
Southwestern Energy Co. *	16,400	528
		4,660
Real Estate Investment Trusts (5.6%)
Corrections Corporation of America	61,804	2,240
Starwood Property Trust, Inc.	77,800	1,872
Starwood Waypoint Residential Trust	30,860	787
		4,899
Road & Rail (2.1%)
Hertz Global Holdings, Inc. *	78,400	1,861

Semiconductors & Semiconductor Equipment (3.5%)
Skyworks Solutions, Inc.	44,500	3,002

Software (5.5%)
Cadence Design Systems, Inc. *	56,100	1,059
Check Point Software Technologies Ltd. *	21,500	1,662
Nuance Communications, Inc. *	136,500	2,065
		4,786
Specialty Retail (6.7%)
Best Buy Co., Inc.	33,900	1,336
Express, Inc. *	81,900	1,225
Office Depot, Inc. *	332,300	2,203
Select Comfort Corp. *	40,600	1,069
		5,833
Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	33,100	846

Total Common Stocks (Cost $63,008)		81,772

Short-Term Investments (5.7%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $4,938)	4,937,551	4,938

Total Investments## (99.6%) (Cost $67,946)		86,710

Cash, receivables and other assets, less liabilities (0.4%)		355

Total Net Assets (100.0%)		$87,065

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (97.4%)

Aerospace & Defense (4.8%)
Boeing Co.	715,000	96,067
Raytheon Co.	360,000	38,412
		134,479
Banks (6.2%)
JPMorgan Chase & Co.	1,645,000	98,963
Wells Fargo & Co.	1,345,000	73,276
		172,239
Capital Markets (3.5%)
Goldman Sachs Group, Inc.	520,000	97,973

Chemicals (1.3%)
Scotts Miracle-Gro Co. Class A	575,000	35,092

Commercial Services & Supplies (2.2%)
Covanta Holding Corp.	1,400,000	35,098
Pitney Bowes, Inc.	1,020,000	25,112
		60,210
Containers & Packaging (2.5%)
Sealed Air Corp.	1,740,000	68,782

Diversified Financial Services (7.3%)
Berkshire Hathaway, Inc. Class B *	680,000	101,109
Intercontinental Exchange, Inc.	450,000	101,696
		202,805
Electrical Equipment (2.2%)
ABB Ltd. ADR *	1,850,000	41,477
Rockwell Automation, Inc.	180,000	20,774
		62,251
Energy Equipment & Services (2.7%)
Schlumberger Ltd.	865,000	74,347

Food Products (1.7%)
Mondelez International, Inc. Class A	1,220,000	47,824

Gas Utilities (1.5%)
National Fuel Gas Co.	615,000	42,601

Health Care Equipment & Supplies (1.7%)
Hill-Rom Holdings, Inc.	1,000,000	45,760

Health Care Providers & Services (11.8%)
Aetna, Inc.	950,000	82,878
Cardinal Health, Inc.	1,220,000	100,272
HCA Holdings, Inc. *	1,550,000	108,019
Henry Schein, Inc. *	265,000	36,358
		327,527
Hotels, Restaurants & Leisure (2.1%)
Hyatt Hotels Corp. Class A *	990,000	58,341

Household Products (2.0%)
Procter & Gamble Co.	620,000	56,067

Industrial Conglomerates (2.9%)
3M Co.	510,000	81,646

Internet Software & Services (5.1%)
eBay, Inc. *	2,000,000	109,760
Google, Inc. Class C *	61,000	33,052
		142,812
Machinery (2.8%)
Stanley Black & Decker, Inc.	825,000	77,913

Media (5.5%)
Omnicom Group, Inc.	1,020,000	78,816
Twenty-First Century Fox, Inc. Class A	2,000,000	73,600
		152,416
Metals & Mining (2.7%)
Carpenter Technology Corp.	1,500,000	75,630

Oil, Gas & Consumable Fuels (6.7%)
Apache Corp.	700,000	44,863
Cabot Oil & Gas Corp.	1,175,000	38,822
Cenovus Energy, Inc.	1,975,000	43,648
Range Resources Corp.	905,000	59,413
		186,746
Pharmaceuticals (3.3%)
Pfizer, Inc.	2,950,000	91,893

Professional Services (2.0%)
Nielsen NV	1,320,000	55,136

Road & Rail (4.7%)
CSX Corp.	2,200,000	80,278
Hertz Global Holdings, Inc. *	2,150,000	51,041
		131,319
Software (4.1%)
Activision Blizzard, Inc.	2,300,000	49,795
Microsoft Corp.	1,320,000	63,109
		112,904
Specialty Retail (1.1%)
Bed Bath & Beyond, Inc. *	400,000	29,348

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	480,000	57,086

Textiles, Apparel & Luxury Goods (0.9%)
Hanesbrands, Inc.	220,000	25,458

Total Common Stocks (Cost $2,177,223)		2,706,605

Short-Term Investments (2.5%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $68,593)	68,592,925	68,593

Total Investments## (99.9%) (Cost $2,245,816)		2,775,198

Cash, receivables and other assets, less liabilities (0.1%)		2,443

Total Net Assets (100.0%)		$2,777,641

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (99.3%)

Apartments (11.5%)
AvalonBay Communities, Inc.	296,792	47,721
Camden Property Trust	247,098	18,948
Equity Residential	775,400	54,929
		121,598
Diversified (5.9%)
American Homes 4 Rent Class A	1,279,800	22,012
American Residential Properties, Inc. *	768,750	13,661
Vornado Realty Trust	237,323	26,476
		62,149
Freestanding (1.3%)
National Retail Properties, Inc.	348,900	13,443

Health Care (9.1%)
HCP, Inc.	402,800	18,045
Health Care REIT, Inc.	307,140	22,624
OMEGA Healthcare Investors, Inc.	270,400	10,335
Ventas, Inc.	626,130	44,800
		95,804
Home Financing (1.2%)
Altisource Residential Corp.	643,249	13,045

Hotels, Restaurants & Leisure (0.9%)
Starwood Hotels & Resorts Worldwide, Inc.	122,500	9,678

Household Durables (1.3%)
TRI Pointe Homes, Inc. *	919,180	14,027

Industrial (5.2%)
EastGroup Properties, Inc.	272,500	18,318
Prologis, Inc.	872,638	36,895
		55,213
Infrastructure (9.4%)
American Tower Corp.	653,100	68,582
Crown Castle International Corp.	368,400	30,610
		99,192
Lodging/Resorts (6.3%)
Host Hotels & Resorts, Inc.	1,326,143	30,820
LaSalle Hotel Properties	417,300	16,846
Sunstone Hotel Investors, Inc.	1,205,600	19,302
		66,968
Office (13.8%)
Alexandria Real Estate Equities, Inc.	256,200	22,013
Boston Properties, Inc.	408,484	52,956
Douglas Emmett, Inc.	557,525	15,522
Paramount Group, Inc. *	685,600	12,889
Parkway Properties, Inc.	720,600	14,037
SL Green Realty Corp.	240,615	27,945
		145,362
Real Estate Management & Development (4.7%)
Brookfield Asset Management, Inc. Class A	369,777	18,533
Brookfield Property Partners LP	414,900	9,804
Forest City Enterprises, Inc. Class A *	1,001,479	21,622
		49,959
Regional Malls (13.8%)
CBL & Associates Properties, Inc.	693,197	13,483
General Growth Properties, Inc.	695,332	18,607
Macerich Co.	49,914	3,947
Simon Property Group, Inc.	556,848	100,678
Washington Prime Group, Inc.	511,274	8,809
		145,524
Self Storage (3.6%)
Public Storage	201,600	37,826

Shopping Centers (7.2%)
DDR Corp.	1,160,950	21,280
Federal Realty Investment Trust	167,200	22,181
Regency Centers Corp.	330,057	20,292
Urstadt Biddle Properties, Inc. Class A	570,469	12,653
		76,406
Timber (4.1%)
Plum Creek Timber Co., Inc.	325,500	13,567
Weyerhaeuser Co.	850,596	30,034
		43,601
Total Common Stocks (Cost $884,018)		1,049,795

Short-Term Investments (0.7%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $7,866)	7,866,230	7,866

Total Investments## (100.0%) (Cost $891,884)		1,057,661

Liabilities, less cash, receivables and other assets (0.0%)		(90)

Total Net Assets (100.0%)		$1,057,571

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (99.0%)

Aerospace & Defense (1.5%)
HEICO Corp.	24,437	1,295

Banks (2.4%)
Bank of the Ozarks, Inc.	33,100	1,198
First NBC Bank Holding Co. *	22,900	834
		2,032
Biotechnology (11.2%)
AMAG Pharmaceuticals *	37,500	1,395
Bluebird Bio, Inc. *	13,800	569
Cepheid, Inc. *	16,400	903
Dyax Corp. *	101,200	1,421
Novavax, Inc. *	148,500	793
Portola Pharmaceuticals, Inc. *	28,000	787
PTC Therapeutics, Inc. *	14,400	644
Puma Biotechnology, Inc. *	3,000	681
Radius Health, Inc. *	39,500	976
Receptos, Inc. *	9,900	1,340
		9,509
Capital Markets (3.0%)
Moelis & Co. Class A	41,300	1,331
Stifel Financial Corp. *	25,000	1,213
		2,544
Chemicals (1.3%)
Minerals Technologies, Inc.	14,800	1,099

Commercial Services & Supplies (1.6%)
Multi-Color Corp.	25,600	1,404

Communications Equipment (3.6%)
Arista Networks, Inc. *	13,800	1,047
Infinera Corp. *	77,000	1,049
Palo Alto Networks, Inc. *	7,900	972
		3,068
Diversified Consumer Services (2.3%)
Bright Horizons Family Solutions, Inc. *	17,500	782
Grand Canyon Education, Inc. *	25,800	1,179
		1,961
Food Products (2.1%)
Hain Celestial Group, Inc. *	8,700	985
TreeHouse Foods, Inc. *	9,500	769
		1,754
Health Care Equipment & Supplies (7.9%)
DexCom, Inc. *	14,300	736
LDR Holding Corp. *	40,200	1,312
Novadaq Technologies, Inc. *	70,900	1,017
NuVasive, Inc. *	18,300	804
Spectranetics Corp. *	34,100	1,119
Tornier NV *	64,700	1,727
		6,715
Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. *	21,495	1,333
HealthSouth Corp.	21,200	872
		2,205
Hotels, Restaurants & Leisure (5.5%)
Bloomin' Brands, Inc. *	58,900	1,341
Kona Grill, Inc. *	35,400	897
La Quinta Holdings, Inc. *	52,700	1,161
Papa John's International, Inc.	24,800	1,309
		4,708
Internet & Catalog Retail (2.9%)
HSN, Inc.	18,800	1,371
Lands' End, Inc. *	22,700	1,080
		2,451
Internet Software & Services (6.0%)
comScore, Inc. *	27,500	1,209
Constant Contact, Inc. *	36,200	1,183
Demandware, Inc. *	20,400	1,143
Envestnet, Inc. *	18,900	967
Q2 Holdings, Inc. *	33,800	628
		5,130
IT Services (3.4%)
Blackhawk Network Holdings, Inc. *	26,000	944
iGATE Corp. *	29,600	1,094
WEX, Inc. *	7,900	893
		2,931
Leisure Products (1.4%)
Brunswick Corp.	23,400	1,162

Machinery (2.2%)
Allison Transmission Holdings, Inc.	30,600	1,006
CLARCOR, Inc.	12,900	850
		1,856
Media (0.8%)
Lions Gate Entertainment Corp.	19,200	651

Metals & Mining (1.3%)
Century Aluminum Co. *	41,700	1,153

Multiline Retail (2.9%)
Tuesday Morning Corp. *	116,900	2,490

Oil, Gas & Consumable Fuels (1.7%)
Carrizo Oil & Gas, Inc. *	18,300	722
Synergy Resources Corp. *	75,400	740
		1,462
Personal Products (1.7%)
IGI Laboratories, Inc. *	136,100	1,425

Pharmaceuticals (3.3%)
Akorn, Inc. *	26,500	1,062
Avanir Pharmaceuticals, Inc. *	42,100	628
Cempra, Inc. *	80,300	1,155
		2,845
Professional Services (4.0%)
Huron Consulting Group *	17,600	1,217
Paylocity Holding Corp. *	42,700	1,242
WageWorks, Inc. *	15,900	929
		3,388
Real Estate Investment Trusts (2.3%)
Chatham Lodging Trust	33,600	899
Geo Group, Inc.	25,700	1,036
		1,935
Road & Rail (2.9%)
Old Dominion Freight Line, Inc. *	18,071	1,464
Saia, Inc. *	17,700	982
		2,446
Semiconductors & Semiconductor Equipment (5.1%)
Cavium, Inc. *	39,300	2,224
Microsemi Corp. *	38,200	1,039
Monolithic Power Systems, Inc.	22,700	1,093
		4,356
Software (6.2%)
FleetMatics Group PLC *	18,400	667
Fortinet Inc. *	46,500	1,282
MobileIron, Inc. *	59,100	548
Proofpoint, Inc. *	27,500	1,194
Ultimate Software Group, Inc. *	10,900	1,605
		5,296
Specialty Retail (1.0%)
MarineMax, Inc. *	45,800	848

Technology Hardware, Storage & Peripherals (1.0%)
Nimble Storage, Inc. *	34,200	902

Textiles, Apparel & Luxury Goods (2.8%)
G-III Apparel Group Ltd. *	10,900	964
Oxford Industries, Inc.	6,900	457
Sequential Brands Group, Inc. *	75,700	933
		2,354
Trading Companies & Distributors (1.1%)
Air Lease Corp.	25,000	951

Total Common Stocks (Cost $76,829)		84,326

Short-Term Investments (1.9%)
State Street Institutional Liquid Reserves Fund Premier Class (Cost $1,608)	1,607,511	1,608

Total Investments## (100.9%) (Cost $78,437)		85,934

Liabilities, less cash, receivables and other assets [(0.9%)]		(727)

Total Net Assets (100.0%)		$85,207

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.0%)

Airlines (1.9%)
Ryanair Holdings PLC ADR *	759,897	47,790

Auto Components (2.1%)
BorgWarner, Inc.	900,295	50,921

Banks (3.6%)
U.S. Bancorp	2,007,845	88,747

Commercial Services & Supplies (1.1%)
Herman Miller, Inc.	899,678	27,341

Consumer Finance (4.7%)
American Express Co.	1,263,048	116,731

Diversified Financial Services (4.0%)
Intercontinental Exchange, Inc.	441,218	99,711

Diversified Telecommunication Services (1.3%)
Level 3 Communications, Inc. *	640,244	32,012

Electric Utilities (3.1%)
Northeast Utilities	1,526,541	77,304

Energy Equipment & Services (2.8%)
Schlumberger Ltd.	817,452	70,260

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	487,417	69,272

Food Products (5.7%)
J.M. Smucker Co.	599,420	61,482
Unilever NV	1,990,917	80,911
		142,393
Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	1,324,342	58,947
Becton, Dickinson & Co.	590,118	82,811
		141,758
Health Care Providers & Services (0.8%)
Premier, Inc. Class A *	549,837	18,705

Household Durables (5.0%)
Newell Rubbermaid, Inc.	3,451,256	125,315

Industrial Conglomerates (7.7%)
3M Co.	508,080	81,338
Danaher Corp.	1,300,057	108,633
		189,971
Industrial Gases (1.9%)
Praxair, Inc.	371,102	47,642

Insurance (4.4%)
Progressive Corp.	4,020,864	109,528

Internet Software & Services (3.6%)
eBay, Inc. *	1,639,656	89,984

IT Services (3.6%)
Alliance Data Systems Corp. *	188,169	53,792
MasterCard, Inc. Class A	419,289	36,600
		90,392
Oil, Gas & Consumable Fuels (3.0%)
Cimarex Energy Co.	186,045	19,525
Noble Energy, Inc.	1,125,243	55,340
		74,865
Pharmaceuticals (4.8%)
Roche Holding AG	235,230	70,490
Sanofi ADR	997,834	48,185
		118,675
Professional Services (3.7%)
Robert Half International, Inc.	1,596,699	90,677

Semiconductors & Semiconductor Equipment (5.3%)
Texas Instruments, Inc.	2,397,073	130,449

Software (3.4%)
Intuit, Inc.	890,371	83,579

Specialty Chemicals (0.8%)
Novozymes A/S B Shares	442,723	19,463

Specialty Retail (5.7%)
O'Reilly Automotive, Inc. *	231,721	42,345
TJX Cos., Inc.	1,500,624	99,281
		141,626
Trading Companies & Distributors (5.5%)
NOW, Inc. *	2,499,995	66,950
W.W. Grainger, Inc.	288,317	70,834
		137,784
Total Common Stocks (Cost $1,804,073)		2,432,895

Short-Term Investments (2.1%)

	Principal Amount ($)
Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.20%, due 12/23/14	100,000	100
Self Help Credit Union, 0.25%, due 1/14/15	250,000	250
Self Help Credit Union, 0.25%, due 2/16/15	250,000	250
		600

	Number of Shares	Value† ($000's)z
Money Market Fund (2.1%)
State Street Institutional Treasury Money Market Fund Premier Class	52,636,181	52,636

Total Short-Term Investments (Cost $53,236)		53,236

Total Investments## (100.1%) (Cost $1,857,309)		2,486,131

Liabilities, less cash, receivables and other assets [(0.1%)]		(2,604)

Total Net Assets (100.0%)		$2,483,527

See Notes to Schedule of Investments

NOVEMBER 30, 2014

Schedule of Investments Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (95.6%)

Aerospace & Defense (0.5%)
Boeing Co.	932	125

Air Freight & Logistics (0.9%)
United Parcel Service, Inc. Class B	1,963	216

Airlines (10.7%)
American Airlines Group, Inc.	19,717	957
Delta Air Lines, Inc.	16,642	777
United Continental Holdings, Inc. *	14,030	859
		2,593
Banks (11.0%)
Citigroup, Inc.	8,511	459
Comerica, Inc.	4,381	204
JPMorgan Chase & Co.	20,059	1,207
M&T Bank Corp.	3,447	434
Regions Financial Corp.	14,269	144
Wells Fargo & Co.	4,269	233
		2,681
Capital Markets (9.0%)
Bank of New York Mellon Corp.	14,398	576
Goldman Sachs Group, Inc.	3,790	714
Invesco Ltd.	8,656	349
Morgan Stanley	14,906	525
State Street Corp.	400	31
		2,195
Chemicals (0.8%)
LyondellBasell Industries NV Class A	2,414	190

Communications Equipment (3.5%)
Cisco Systems, Inc.	30,403	840

Construction Materials (0.7%)
Vulcan Materials Co.	2,710	179

Distributors (0.1%)
LKQ Corp. *	800	23

Diversified Financial Services (3.8%)
CME Group, Inc.	7,239	613
Intercontinental Exchange, Inc.	1,366	308
		921
Electric Utilities (2.4%)
Exelon Corp.	15,984	578

Electrical Equipment (2.4%)
Eaton Corp. PLC	8,762	594

Energy Equipment & Services (1.5%)
McDermott International, Inc. *	62,086	220
Schlumberger Ltd.	1,722	148
		368
Food & Staples Retailing (1.9%)
Wal-Mart Stores, Inc.	5,387	472

Food Products (0.6%)
WhiteWave Foods Co. *	3,888	142

Health Care Equipment & Supplies (2.6%)
Boston Scientific Corp. *	11,027	142
Covidien PLC	2,510	254
Hologic, Inc. *	8,484	227
		623
Health Care Providers & Services (2.5%)
Tenet Healthcare Corp. *	6,369	306
UnitedHealth Group, Inc.	2,930	289
		595
Hotels, Restaurants & Leisure (3.8%)
Carnival Corp.	20,746	916

Household Durables (0.5%)
Lennar Corp. Class A	2,651	125

Industrial Conglomerates (0.9%)
General Electric Co.	8,538	226

Insurance (6.4%)
Lincoln National Corp.	12,518	709
MetLife, Inc.	13,085	728
Willis Group Holdings PLC	2,791	119
		1,556
IT Services (1.2%)
Teradata Corp. *	6,395	289

Machinery (3.9%)
Caterpillar, Inc.	1,824	183
Cummins, Inc.	2,359	344
Illinois Tool Works, Inc.	724	69
Joy Global, Inc.	2,303	113
Terex Corp.	8,609	247
		956
Metals & Mining (2.5%)
United States Steel Corp.	18,532	618

Multiline Retail (5.1%)
JC Penney Co., Inc. *	35,679	286
Kohl's Corp.	8,197	489
Target Corp.	6,398	473
		1,248
Oil, Gas & Consumable Fuels (2.5%)
Exxon Mobil Corp.	5,315	481
Range Resources Corp.	1,931	127
		608
Pharmaceuticals (1.4%)
Teva Pharmaceutical Industries Ltd. ADR	6,028	344

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	18,246	680

Software (3.0%)
CA, Inc.	11,003	343
Microsoft Corp.	8,269	395
		738
Specialty Retail (3.0%)
American Eagle Outfitters, Inc.	33,468	472
DSW, Inc. Class A	7,194	255
		727
Technology Hardware, Storage & Peripherals (0.5%)
SanDisk Corp.	1,185	123

Textiles, Apparel & Luxury Goods (3.2%)
Ralph Lauren Corp.	4,232	783

Total Common Stocks (Cost $21,326)		23,272

Short-Term Investments (6.4%)
State Street Institutional Treasury Money Market Fund Premier Class (Cost $1,575)	1,574,929	1,575

Total Investments## (102.0%) (Cost $22,901)		24,847

Liabilities, less cash, receivables and other assets [(2.0%)]		(497)

Total Net Assets (100.0%)		$24,350

See Notes to Schedule of Investments

November 30, 2014 (Unaudited)
Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman All Cap Core Fund (“All Cap Core”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange traded funds, convertible preferred stocks, rights and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.
The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).
Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of participatory notes is determined by Management by obtaining valuations from an independent pricing service based on the underlying equity security and applicable exchange rate.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost.
Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of November 30, 2014:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
All Cap Core
Investments:
Common Stocks§	$94,071	$-	$-	$94,071
Short-Term Investments	-	8,292	-	8,292
Total Investments	94,071	8,292	-	102,363
Emerging Markets Equity
Investments:
Common Stocks§
China	134,378	2,465	-	136,843
Qatar	-	9,330	-	9,330
Russia	10,286	10,906	-	21,192
Thailand	-	7,182	-	7,182
Other Common Stocksß	374,078	-	-	374,078

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Common Stocks	$518,742	$29,883	$-	$548,625
Short-Term Investments	-	21,403	-	21,403
Total Investments	521,207	48,821	-	570,028
Equity Income
Investments:
Common Stocks§	2,366,627	-	-	2,366,627
Convertible Bonds	-	74,640	-	74,640
Short-Term Investments	-	48,435	-	48,435
Total Investments	2,366,627	123,075	-	2,489,702
Focus
Investments:
Common Stocks§	833,290	-	-	833,290
Short-Term Investments	-	17,599	-	17,599
Total Investments	833,290	17,599	-	850,889
Genesis
Investments:
Common Stocks§	12,779,551	-	-	12,779,551
Short-Term Investments	-	465,665	-	465,665
Total Investments	12,779,551	465,665	-	13,245,216
Global Equity
Investments:
Common Stocks§
Israel	69	45	-	114
Other Common Stocksß	3,735	-	-	3,735
Total Common Stocks	3,804	45	-	3,849
Short-Term Investments	-	188	-	188
Total Investments	3,804	233	-	4,037
Global Thematic Opportunities
Investments:
Common Stocks§	76,503	-	-	76,503
Exchange Traded Funds	1,860	-	-	1,860
Convertible Bonds	-	787	-	787
Short-Term Investments	-	5,534	-	5,534
Total Investments	78,363	6,321	-	84,684
Greater China Equity
Investments:
Common Stocks§	62,773	-	-	62,773
Participatory Notes§	23,300	-	-	23,300
Short-Term Investments	-	3,543		3,543
Total Investments	86,073	3,543	-	89,616
Guardian
Investments:
Common Stocks§	1,521,837	-	-	1,521,837
Short-Term Investments	-	22,994	-	22,994
Total Investments	1,521,837	22,994	-	1,544,831
International Equity
Investments:
Common Stocks§
Israel	23,935	13,661	-	37,596
Other Common Stocksß	1,004,749	-	-	1,004,749
Total Common Stocks	1,028,684	13,661	-	1,042,345
Rights§	357	-	-	357
Short-Term Investments	-	47,879	-	47,879
Total Investments	1,029,041	61,540	-	1,090,581
International Select
Investments:
Common Stocks§

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Israel	$6,123	$3,783	$-	$9,906
Other Common Stocksß	224,028	-	-	224,028
Total Common Stocks	230,151	3,783	-	233,934
Rights§	78	-	-	78
Short-Term Investments	-	8,303	-	8,303
Total Investments	230,229	12,086	-	242,315
Intrinsic Value
Investments:
Common Stocks§	288,654	-	-	288,654
Short-Term Investments	-	11,873	-	11,873
Total Investments	288,654	11,873	-	300,527
Large Cap Disciplined Growth
Investments:
Common Stocks§	148,312	-	-	148,312
Short-Term Investments	-	2,632	-	2,632
Total Investments	148,312	2,632	-	150,944
Large Cap Value
Investments:
Common Stocks§	1,708,703	-	-	1,708,703
Exchange Traded Funds	1,166	-	-	1,166
Short-Term Investments	-	47,127	-	47,127
Total Investments	1,709,869	47,127	-	1,756,996
Mid Cap Growth
Investments:
Common Stocks§	1,001,935	-	-	1,001,935
Exchange Traded Funds	9,385	-	-	9,385
Short-Term Investments	-	31,944	-	31,944
Total Investments	1,011,320	31,944	-	1,043,264
Mid Cap Intrinsic Value
Investments:
Common Stocks§	81,772	-	-	81,772
Short-Term Investments	-	4,938	-	4,938
Total Investments	81,772	4,938	-	86,710
Multi-Cap Opportunities
Investments:
Common Stocks§	2,706,605	-	-	2,706,605
Short-Term Investments	-	68,593	-	68,593
Total Investments	2,706,605	68,593	-	2,775,198
Real Estate
Investments:
Common Stocks§	1,049,795	-	-	1,049,795
Short-Term Investments	-	7,866	-	7,866
Total Investments	1,049,795	7,866	-	1,057,661
Small Cap Growth
Investments:
Common Stocks§	84,326	-	-	84,326
Short-Term Investments	-	1,608	-	1,608
Total Investments	84,326	1,608	-	85,934
Socially Responsive
Investments:
Common Stocks§	2,432,895	-	-	2,432,895
Short-Term Investments§	-	53,236	-	53,236
Total Investments	2,432,895	53,236	-	2,486,131
Value
Investments:
Common Stocks§	23,272	-	-	23,272
Short-Term Investments	-	1,575	-	1,575
Total Investments	23,272	1,575	-	24,847

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the global/international funds) provides information on the industry categorization for the portfolio.
ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.
As of the period ending November 30, 2014, certain securities were transferred from one level to another based on beginning of period market values as of August 31, 2014. Approximately $3,164,000 was transferred from Level 1 to Level 2 for Emerging Markets Equity. Interactive provided adjusted prices for these securities as of November 30, 2014, as stated in the description of the valuation methods of foreign equity securities in footnote † above. In addition, approximately $59,612,000 was transferred from Level 2 to Level 1 for Emerging Markets Equity due to active market activity on recognized exchanges as of November 30, 2014. These securities had been categorized as Level 2 as of August 31, 2014, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of November 30, 2014:
Liability Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(2,449)	$-	$-	$(2,449)

#	At cost, which approximates market value.
##	At November 30, 2014, selected fund information on a U.S. federal income tax basis was as follows:
(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Core	$91,210	$13,500	$2,347	$11,153
Emerging Markets Equity	537,162	82,197	49,331	32,866
Equity Income	2,113,742	416,687	40,727	375,960
Focus	699,681	164,272	13,064	151,208
Genesis	7,454,495	6,032,175	241,454	5,790,721
Global Equity	3,698	475	136	339
Global Thematic Opportunities	73,382	13,885	2,583	11,302
Greater China Equity	82,129	9,754	2,267	7,487
Guardian	1,135,652	428,186	19,007	409,179
International Equity	942,370	175,106	26,895	148,211
International Select	203,660	43,824	5,169	38,655
Intrinsic Value	237,048	78,045	14,566	63,479
Large Cap Disciplined Growth	125,489	29,307	3,852	25,455
Large Cap Value	1,523,731	254,588	21,323	233,265
Mid Cap Growth	747,111	302,988	6,835	296,153
Mid Cap Intrinsic Value	67,864	20,185	1,339	18,846
Multi-Cap Opportunities	2,247,382	575,210	47,394	527,816
Real Estate	892,283	176,109	10,731	165,378
Small Cap Growth	78,779	8,306	1,151	7,155
Socially Responsive	1,857,308	642,751	13,928	628,823
Value	22,998	2,187	338	1,849

*	Security did not produce income during the last twelve months.

‡‡	At November 30, 2014, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Optionsµ
3M Co., Call	300	160	April 2015	$(170,000)
3M Co., Call	200	175	July 2015	(0)[z]
BlackRock, Inc., Call	100	390	April 2015	(48,000)
Bristol-Myers Squibb Co., Call	200	65	March 2015	(18,000)
Bristol-Myers Squibb Co., Call	115	65	June 2015	(17,000)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Carlyle Group LP, Put	400	25	March 2015	(40,000)
Carlyle Group LP, Put	400	27.5	March 2015	(72,000)
CME Group, Inc., Call	60	95	June 2015	(7,000)
Eli Lily & Co., Call	300	72.5	April 2015	(22,000)
Hasbro, Inc., Call	10	60	April 2015	(2,000)
Home Depot, Inc., Call	500	90	January 2015	(475,000)
Home Depot, Inc., Call	500	90	February 2015	(499,000)
Honeywell International, Inc., Call	200	105	June 2015	(42,000)
M&T Bank Corp., Call	442	140	April 2015	(18,000)
Microsoft Corp., Call	500	45	January 2015	(162,000)
Microsoft Corp., Call	500	46	January 2015	(123,000)
Microsoft Corp., Call	500	50	April 2015	(64,000)
Norfolk Southern Corp., Call	500	110	December 2014	(160,000)
Norfolk Southern Corp., Call	272	115	December 2014	(26,000)
Norfolk Southern Corp., Call	500	110	January 2015	(224,000)
Norfolk Southern Corp., Call	400	115	January 2015	(80,000)
Simon Property Group, Inc., Call	300	190	April 2015	(78,000)
Southern Copper Corp., Put	50	28	March 2015	(5,000)
Southern Copper Corp., Put	500	29	March 2015	(67,000)
TerraForm Power, Inc., Put	350	25	March 2015	(30,000)
			Total	(2,449,000)

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

µ	Rounded to the nearest thousand.

At November 30, 2014, Equity Income had deposited $4,924,500 in a segregated account to cover requirements on put options written.

@	All or a portion of this security is pledged in connection with outstanding call options written.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At November 30, 2014, these securities amounted to approximately $39,899,000 or 1.6% of net assets for Equity Income, approximately $1,609,000 or 1.8% of net assets for Greater China Equity, approximately $4,674,000 or 0.8% of net assets for Emerging Markets Equity, approximately $1,529,000 or 1.8% of net assets for Global Thematic Opportunities and approximately $12,406,000 or 1.13% of net assets for International Equity.

c	These securities have been deemed by the investment manager to be illiquid. Restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At November 30, 2014, these securities amounted to approximately $3,112,000 or 3.5% of net assets for Greater China Equity.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of November 30, 2014	Fair Value Percentage of Net Assets as of November 30, 2014
Greater China Equity	Huadong Medicine Co. Ltd., Class A	11/25/2014	418	0.5%	407	0.5%
	Huadong Medicine Co. Ltd., Class A	11/26/2014	216	0.2%	212	0.2%
	Huadian Power International Corp. Ltd., Class A	11/21/2014	141	0.2%	147	0.2%
	Huadian Power International Corp. Ltd., Class A	11/24/2014	813	0.9%	821	0.9%
	Huadian Power International Corp. Ltd., Class A	11/26/2014	427	0.5%	427	0.5%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Tasly Pharmaceutical Group Co. Class A	11/21/2014	352	0.4%	350	0.4%
Poly Real Estate Group Co. Ltd., Class A	11/24/2014	245	0.3%	274	0.3%
Poly Real Estate Group Co. Ltd., Class A	11/26/2014	440	0.5%	474	0.5%

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

^	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held August 31, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2014	Value November 30, 2014	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Genesis
Abaxis, Inc.	1,162,400	114,700	-	1,277,100	73,305,540	127,710	$ -
Altisource Asset Management Corp.	155,717	-	800	154,917	76,683,915	-*	439,044
Altisource Portfolio Solutions SA	1,595,670	122,900	7,700	1,710,870	89,444,284	-*	(331,981)
Applied Industrial Technologies, Inc.	2,403,244	-	92,100	2,311,144	108,369,542	582,211	446,527
AptarGroup, Inc.	3,977,400	-	172,900	3,804,500	248,243,625	1,079,176	8,171,221
Badger Meter, Inc. (2)	727,301	-	27,600	699,701	38,546,528	133,323	230,458
Balchem Corp.	1,643,735	42,400	8,800	1,677,335	109,026,775	-	128,306
Bank of Hawaii Corp.	2,393,212	-	91,500	2,301,712	132,647,663	1,038,785	740,713
CARBO Ceramics, Inc.	1,362,257	-	51,900	1,310,357	49,845,980	438,061	(309,266)
CLARCOR, Inc.	3,492,088	-	154,100	3,337,988	219,940,029	686,878	5,621,912
Compass Minerals International, Inc.	2,697,873	-	224,000	2,473,873	215,350,645	1,485,764	14,946,488
Computer Modelling Group Ltd.	5,948,400	34,700	-	5,983,100	65,335,452	546,478	-
Exponent, Inc.	1,122,035	-	2,700	1,119,335	85,136,620	560,343	71,074
First Financial Bankshares, Inc.	3,628,036	-	138,600	3,489,436	105,276,284	504,831	68,540
Forward Air Corp.	1,737,200	64,900	4,200	1,797,900	88,025,184	215,748	61,747
Haemonetics Corp.	4,260,500	-	235,400	4,025,100	148,646,943	-*	2,058,999
Healthcare Services Group, Inc.	4,687,081	-	208,300	4,478,781	135,080,035	787,917	3,077,328
Hibbett Sports, Inc.	1,778,969	40,000	4,300	1,814,669	91,041,944	-*	89,636
Home Loan Servicing Solutions Ltd.	5,407,600	117,900	210,500	5,315,000	103,855,100	2,914,992	(597,777)
ICON PLC	4,109,500	-	157,200	3,952,300	219,510,742	-*	2,935,860
Innophos Holdings, Inc.	1,586,542	-	82,800	1,503,742	81,322,367	727,364	539,611
J & J Snack Foods Corp.	997,646	-	38,100	959,546	100,800,307	317,295	2,657,317
Lindsay Corp.	872,250	-	33,300	838,950	73,768,874	228,245	(489,985)
Manhattan Associates, Inc.	5,217,228	153,500	194,100	5,176,628	204,787,404	-*	2,485,927
Meridian Bioscience, Inc.	2,537,797	-	93,300	2,444,497	40,211,976	491,479	(183,649)
Monotype Imaging Holdings, Inc.	2,986,745	235,361	73,900	3,148,206	87,016,414	236,924	34,899
MWI Veterinary Supply, Inc.	1,213,705	-	10,700	1,203,005	196,595,077	-*	266,541
Natural Gas Services Group, Inc.	713,700	-	27,000	686,700	15,903,972	-*	190,405
NETGEAR, Inc.	2,893,300	57,100	111,500	2,838,900	98,566,608	-*	(472,661)
Nexstar Broadcasting Group, Inc. Class A	2,748,021	47,200	75,600	2,719,621	139,543,754	411,888	17,016
Pason Systems, Inc.	4,710,557	47,800	126,100	4,632,257	102,002,299	721,463	685,013
Pool Corp.	3,049,798	103,400	63,800	3,089,398	183,541,135	686,840	138,522
Power Integrations, Inc.	2,530,900	109,000	6,200	2,633,700	132,106,392	316,044	25,098

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Raven Industries, Inc.	3,087,352	-	117,800	2,969,552	66,814,920	397,183	623,692
RLI Corp.	2,522,414	-	96,400	2,426,014	111,426,823	7,736,985	1,589,228
Rogers Corp.	856,551	161,800	12,300	1,006,051	71,248,532	-*	(20,302)
Safety Insurance Group, Inc.	950,949	-	36,400	914,549	54,433,956	640,814	340,350
Sensient Technologies Corp.	3,975,245	-	151,800	3,823,445	225,392,083	968,336	2,702,343
State Street Institutional Treasury Plus Fund Premier Class(2)	255,161,152	368,050,325	391,512,778	231,698,699	231,698,699	-*	-
Tennant Co.	948,802	-	2,300	946,502	63,841,560	189,300	52,315
Tyler Technologies, Inc.	1,718,232	-	65,500	1,652,732	179,453,641	-*	1,068,737
United Stationers, Inc.	2,780,741	-	106,400	2,674,341	109,808,441	386,924	859,115
ViewPoint Financial Group, Inc.	1,957,668	327,800	-	2,285,468	54,485,557	262,376	-
West Pharmaceutical Services, Inc.	4,051,158	251,500	9,900	4,292,758	223,266,344	472,203	168,485
Westamerica Bancorporation(2)	1,566,743	-	301,140	1,265,603	61,508,306	539,069	256,293
					$5,312,858,271	$26,832,949	$51,383,139

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(2)	At November 30, 2014, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: January 27, 2015

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: January 27, 2015